September 30, 1999




                        [GRAPHIC OMITTED] BT Mutual Funds





Lifecycle Long Range Fund


Lifecycle Mid Range Fund


Lifecycle Short Range Fund

           Semi-Annual Report






           TRUST: BT INVESTMENT FUNDS

           INVESTMENT ADVISOR: BANKERS TRUST COMPANY

--------------------------------------------------------------------------------
Lifecycle Funds

Table of Contents
--------------------------------------------------------------------------------


            Letter to Shareholders ...................................... 3

            Lifecycle Funds
               Statements of Assets and Liabilities ..................... 9
               Statements of Operations .................................10
               Statements of Changes in Net Assets ......................11
               Financial Highlights .....................................13
               Notes to Financial Statements ............................16

            Asset Management Portfolios
               Schedules of Portfolio Investments .......................18
               Statements of Assets and Liabilities .....................27
               Statements of Operations .................................28
               Statements of Changes in Net Assets ......................29
               Financial Highlights .....................................30
               Notes to Financial Statements ............................31

            Proxy Results ...............................................35

                           --------------------------

   The Funds are not insured by the FDIC and are not a deposit, obligation of or guaranteed by Bankers Trust Company. The Funds are subject to invest-ment risks, including possible loss of principal amount invested.

                           --------------------------

--------------------------------------------------------------------------------
Lifecycle Funds

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the Lifecycle Long Range, Mid Range, and Short Range Funds (the "Funds"), providing a review of the markets, the Portfolios, and our outlook as well as a complete financial summary of the Funds' operations and a listing of the Portfolios' holdings.

MARKET ACTIVITY
Evidence of global economic healing--from Asia, to Europe, to Japan, which first began early in 1999, became overwhelming during the Funds' semi-annual period.

o On the whole, this rebound in global growth, led by the U.S. economic locomotive, had a beneficial impact on world financial markets.

Such proliferating signs of economic revival were particularly visible in the emerging markets that had been battered by last year's economic and financial turmoil

o The turnaround in the Japanese economy was perhaps most dramatic. Real GDP increased at more than a 4% annual rate in Japan in the first half of 1999 after contracting sharply in 1998.

o Europe's economic fortunes began to improve as well, with increasing signs of firming consumer confidence and a clear upturn in the industrial sector. The rebound here primarily reflects the lagged effects of substantial monetary easing, an end to fiscal tightening, and the recovery of export markets to Asia.

U.S. Equities
Overall, the past six months witnessed a continuation of significant volatility in the U.S. equity markets.

o The spectacular performance of the U.S. economy continued, with growth remaining brisk and inflation well contained. A few imbalances, however, began to emerge. Specifically:

  - some signs of strain in the production process developed as a result of tight labor markets and the rebound in global growth and commodity prices

  - the U.S. continued to consume beyond its means, as reflected in an ever growing current account deficit

  - to prevent these imbalances from igniting inflation, the Federal Reserve Board raised interest rates a total of 0.50% in two subsequent moves in June and August, reversing two-thirds of the rate cuts it enacted during the global turmoil of the third calendar quarter of 1998.

o Given the higher interest rates as well as potential Y2K concerns, the long bull run in U.S. equity markets seems to have paused for much of the semi-annual period, with most major indices basically moving sideways. For example:

  - Large cap stocks, as measured by the S&P 500 Index, produced a 6-month return as of September 30, 1999 of just 0.36%.

  - Midcap stocks, as measured by the S&P 400 Mid Cap Index, and small cap stocks, as measured by the Russell 2000 Index, outperformed their larger cap brethren in a reversal from last fiscal year, but still produced single-digit returns. Midcap and small cap stocks produced returns of 4.57% and 8.25%, respectively, over the same semi-annual period.

U.S. Bonds
In reaction to the Federal Reserve Board officially raising interest rates twice over the summer of 1999 for a total of 0.50%, U.S. interest rates increased even more dramatically over the semi-annual period.

o Yields on the 5-year U.S. Treasury, for example, increased by approximately 0.66% during the six months ended September 30, 1999.

o Municipal yields moved higher as well, though these securities moved within a narrower band.

o Yields on corporate, mortgage-backed, and asset-backed securities rose the most of the fixed income sectors. Yield spreads on these sectors widened significantly due primarily to higher interest rates, heavy issuance, and concerns over prepayment volatility in the mortgage market, credit implications for corporate bonds of increased inflation and the possible effect on earnings, and a potential lack of liquidity at year end caused by Y2K fears.

International Markets
Most of the world's developed equity markets, with the exception of Japan, were volatile throughout the six months but ended the period virtually flat to where they began in April 1999. Most of the emerging markets rebounded notably from the previous year's battering.

o Signs of stronger economic growth in Europe seem to have stopped the relentless decline of the Euro. At the same time, such growth pushed up European interest rates, partly on concerns that the European Central Bank would begin to reverse its accommodative monetary stance. In fact, the Bank of England, in a surprise move, began the process of monetary tightening by hiking rates by 0.25%. These rate concerns weighed somewhat on European equities during the semi-annual period.

o In Japan, the infusion of liquidity by its government, some minor signs of a revival in private demand, and a continued zero interest policy by the Bank of Japan sparked a rather strong rally in Japanese equities.

International bond markets, like U.S. bonds, were generally lower in price in the six months ended September 30, 1999. This was primarily due to concerns of continued strong global growth, global inflation as reflected by significantly higher commodity prices, and either actual interest rate hikes or the anticipation of future interest rate hikes.

Cash
The U.S. dollar came under some pressure, as the improved climate overseas made investors relatively less eager to finance the U.S.' burgeoning current account deficit. Because of the economic turnaround in Japan, the U.S. dollar also weakened substantially versus some of the oil-based currencies and the yen.

--------------------------------------------------------------------------------
Lifecycle Funds

Letter to Shareholders
--------------------------------------------------------------------------------

INVESTMENT REVIEW
The Lifecycle Long Range and Mid Range Funds each closely tracked their respective benchmarks and the Lifecycle Short Range underperformed its benchmark for the semi-annual period ended September 30, 1999. Each underperformed its category average. This relative performance was due primarily to the Funds' overweighting in equities, which were lackluster. Nevertheless, our model's assessment of a wide variety of factors supported an equity market overweighting during the semi-annual period, supported by favorable economic, fundamental and sentiment factors. The model also dictated an underweight position in the bond market, as supported by unfavorable valuations and by interest rate measures.

o The Lifecycle Long Range Fund's asset weightings were 47% in equities, 9% in bonds, and 44% in cash and other short-term instruments as of September 30, 1999.

o The Lifecycle Mid Range Fund's asset weightings were 28% in equities, 17% in bonds, and 55% in cash and other short-term instruments as of September 30, 1999.

o The Lifecycle Short Range Fund's asset weightings were 19% in equities, 29% in bonds, and 52% in cash and other short-term instruments as of September 30, 1999.

MANAGER OUTLOOK
Despite a 0.50% increase in the fed funds rate, we believe the U.S. economy still has substantial momentum with financial fundamentals remaining quite strong for the near term. We further believe that it will take somewhat higher interest rates to tone down the economy's vibrancy. We suspect that interest rates, prodded by one more tightening by the Federal Reserve Board, may rise modestly further into the year 2000. While the risk of economic overheating remains, this interest rate outlook, along with burgeoning signs of inflation, may lead to a slowed U.S. economy early next year.

A gradual cooling in U.S. economic activity is unlikely, in our view, to jeopardize the recoveries in other parts of the world.

o Prospects continue to brighten in Euroland, despite ongoing structural problems. There is considerable monetary easing still in the pipeline; the fiscal belt tightening associated with the Maastricht Treaty seems to be over; and the drag from the Asian crisis is dissipating.

o In Japan, the cumulative effects of massive fiscal stimulus and bank reform have finally started to revive the economy, and although the outlook remains uncertain here, we believe that Japan has at least bottomed.

o Overall, it appears that global growth should continue accelerating into the year 2000 and gradually become less dependent on contributions from the U.S. This rebalancing of global growth should eventually help redress the widening current account disparities among the U.S., Europe, and Asia.

Given this outlook, we intend to continue the rather defensive strategy we began toward the end of the Funds' semi-annual period. That is, to reduce the Funds' overweighting in equities to a more neutral weighting and to keep the portfolios neutral to underweight in bonds. We also intend to increase the portfolios' cash holdings until many of the current

-----------------------------------------------------------------------------------------------------------------------------------
Periods ended September 30, 1999               Cumulative Total Returns                         Average Annual Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
                                       Past 6    Past 1   Past 3     Past 5     Since       Past 1   Past 3     Past 5     Since
                                       months     year     years      years   inception      year     years      years   inception
-----------------------------------------------------------------------------------------------------------------------------------
Lifecycle Long Range Fund/1             0.43%    14.55%    62.01%    118.43%   111.82%      14.55%    17.45%     16.91%    13.64%
  (inception 11/16/93)
Asset Allocation Index--Long Range/2    0.46%    15.18%    59.16%    119.25%   121.06%      15.18%    16.75%     17.00%    14.57%
Lipper Flexible Portfolio Average/3     1.06%    15.45%    46.53%    100.09%   103.15%      15.45%    13.40%     14.56%    12.58%
-----------------------------------------------------------------------------------------------------------------------------------
Lifecycle Mid Range Fund/1              0.71%     9.31%    48.32%     87.68%    78.56%       9.31%    14.04%     13.42%    10.22%
  (inception 10/14/93)
Asset Allocation Index--Mid Range/2     0.60%    10.13%    43.99%     86.78%    86.24%      10.13%    12.92%     13.31%    11.08%
Lipper Flexible Portfolio Average/3     1.06%    15.45%    46.53%    100.09%   100.18%      15.45%    13.40%     14.56%    12.10%
-----------------------------------------------------------------------------------------------------------------------------------
Lifecycle Short Range Fund/1            0.10%     3.37%    33.64%     59.40%    52.72%       3.37%    10.15%      9.77%     7.37%
  (inception 10/15/93)
Asset Allocation Index--Short Range/2   0.72%     5.20%    29.81%     58.47%    57.44%       5.20%     9.09%      9.64%     7.97%
Lipper Income Average/3                 0.88%     7.67%    34.55%     81.53%    78.18%       7.67%    10.31%     12.47%    10.08%
-----------------------------------------------------------------------------------------------------------------------------------

----------
/1 Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower.
2/ Indices are unmanaged, and investments cannot be made in an index.
3/ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

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Lifecycle Funds

Letter to Shareholders
--------------------------------------------------------------------------------

concerns about interest rates, Federal Reserve Board policy, economic growth, inflation, and other economic and political uncertainties become a bit more clear.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to achieve the Funds' objective.

We value your ongoing support of the Lifecycle Funds and look forward to continuing to serve your investment needs in the years ahead.


                        /s/ Robert Wang

                           Robert Wang
                     Portfolio Manager of the
                          Lifecycle Funds
                         September 30, 1999

--------------------------------------------------------------------------------
Lifecycle Long Range Fund

Letter to Shareholders
--------------------------------------------------------------------------------

                    ----------------------------------------
                    Diversification of Portfolio Investments
                    ----------------------------------------
                    By Asset Class as of September 30, 1999
                     (percentages are based on Net Assets)

                           Stocks                    47%
                           Bonds                      9%
                           Short Term Investment     44%

This chart shows the Fund's investment exposure to different asset classes (i.e. stocks, bonds and short term instruments) based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.

--------------------------------------------
  Five Largest Common Stock Holdings
--------------------------------------------
      Cisco Systems, Inc.
--------------------------------------------
      Pfizer, Inc.
--------------------------------------------
      General Electric Co.
--------------------------------------------
      Wal-Mart Stores, Inc
--------------------------------------------
      Merck & Co., Inc.
--------------------------------------------


--------------------------------------------
 Five Largest Fixed Income Securities
--------------------------------------------
      U.S. Treasury Note, 6.875%, 5/15/06
--------------------------------------------
      FNMA, 7.50%, 9/1/21
--------------------------------------------
      FNMA, 6.50%, 4/1/23
--------------------------------------------
      U.S. Treasury Bond, 8.125%, 8/15/19
--------------------------------------------
      GNMA, 7.50%, 9/1/21
--------------------------------------------


--------------------------------------------------------------------------------
Objective
Seeks high total return with reduced risk over the long term by investing in stocks, bonds and short term instruments.

Investment Instruments
Primarily common stocks, corporate and government issued intermediate- to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.

--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in Value                       Lifecycle Long             Asset Allocation Index--          S&P 500
of a $10,000 Investment in the                    Range Fund - $21,182          Long Range/1 - $22,106        Index - $31,342
Lifecycle Long Range Fund, the                    --------------------         ------------------------       ---------------
Asset Allocation Index-Long                          Nov-93  10000                  Nov-93  10000              Nov-93  10000
Range and the S&P 500 Index                          Mar-94   9680                  Mar-94   9789              Mar-94   9737
since November 30, 1993.                             Sep-94   9698                  Sep-94  10082              Sep-94  10256
                                                     Mar-95  10319                  Mar-95  10843              Mar-95  11253
--------------------------------------               Sep-95  11479                  Sep-95  12256              Sep-95  13308
   Total Return for the Periods                      Mar-96  12321                  Mar-96  13180              Mar-96  14867
    Ended September 30, 1999/3                       Sep-96  13074                  Sep-96  13889              Sep-96  16014
   One       Five       Since                        Mar-97  14032                  Mar-97  14908              Mar-97  17813
   Year      Year     11/16/93/1                     Sep-97  16686                  Sep-97  17432              Sep-97  22490
  14.55%    16.91%/2   13.64%/2                      Mar-98  18759                  Mar-98  19400              Mar-98  26363
                                                     Sep-98  18492                  Sep-98  19192              Sep-98  24524
1/ The Fund's inception date.                        Mar-99  21092                  Mar-99  21296              Mar-99  31229
2/ Annualized.                                       Sep-99  21182                  Sep-99  22106              Sep-99  31342
3/ Unaudited.
                                                   Past performance is not indicative of future performance. The S&P 500 Index is an
Investment return and principal value              indicator of general market performance. Indices are unmanaged and investments
will fluctuate so that shares, when                may not be made in an index. Performance figures assume the reinvestment of
redeemed, may be worth more or less                dividends and capital gain distributions.
than their original cost.

--------------------------------------


----------
1/ Asset Allocation Index-Long Range is comprised of the following:
      55% S&P 500 Index
      35% Salomon Broad Investment Grade Bond Index
      10% T-Bill 3-Month Index

--------------------------------------------------------------------------------
Lifecycle Mid Range Fund

Letter to Shareholders
--------------------------------------------------------------------------------

                    ----------------------------------------
                    Diversification of Portfolio Investments
                    ----------------------------------------
                     By Asset Class as of September 30, 1999
                      (percentages are based on Net Assets)

                           Bonds                      17%
                           Stocks                     28%
                           Short Term Investment      55%

This chart shows the Fund's investment exposure to different asset classes (i.e. stocks, bonds and short term instruments) based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.


--------------------------------------------
Five Largest Common Stock Holdings
--------------------------------------------
      Cisco Systems, Inc.
--------------------------------------------
      Pfizer, Inc.
--------------------------------------------
      General Electric Co.
--------------------------------------------
      Merck & Co., Inc.
--------------------------------------------
      Wal-Mart Stores, Inc.
--------------------------------------------


--------------------------------------------
Five Largest Fixed Income Securities
--------------------------------------------
      FHLB, 5.125%, 4/17/01
--------------------------------------------
      GNMA, 7.50%, 9/1/21
--------------------------------------------
      U.S. Treasury Bond, 8.125%, 8/15/19
--------------------------------------------
      FNMA, 6.50%, 4/1/23
--------------------------------------------
      U.S. Treasury Bond, 5.50%, 5/15/09
--------------------------------------------


--------------------------------------------------------------------------------
Objective
Seeks long term capital growth, current income and growth of income consistent with reasonable investment risk.

Investment Instruments
Primarily common stocks, corporate and government issued intermediate- to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.

--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in                              Lifecycle Mid              Asset Allocation Index--          S&P 500
Value of a $10,000 Investment                      Range Fund - $17,856           Mid Range/1 - $18,624       Index - $31,043
in the Lifecycle Mid Range                         --------------------         -----------------------       ---------------
Fund, the Asset Allocation                            Oct-93  10000                   Oct-93  10000            Oct-93  10000
Index-Mid Range and the S&P                           Mar-94   9503                   Mar-94   9766            Mar-94   9644
500 Index since October 31,                           Sep-94   9515                   Sep-94   9971            Sep-94  10158
1993.                                                 Mar-95  10002                   Mar-95  10611            Mar-95  11145
                                                      Sep-95  10876                   Sep-95  11724            Sep-95  13180
--------------------------------------                Mar-96  11466                   Mar-96  12396            Mar-96  14724
   Total Return for the Periods                       Sep-96  12040                   Sep-96  12934            Sep-96  15861
    Ended September 30, 1999/3                        Mar-97  12746                   Mar-97  13658            Mar-97  17642
   One       Five        Since                        Sep-97  14662                   Sep-97  15388            Sep-97  22275
   Year      Year      10/14/93/1                     Mar-98  16101                   Mar-98  16705            Mar-98  26111
   9.31%    13.42%/2    10.22%/2                      Sep-98  16336                   Sep-98  16912            Sep-98  24290
                                                      Mar-99  17731                   Mar-99  18512            Mar-99  30932
1/ The Fund's inception date.                         Sep-99  17856                   Sep-99  18624            Sep-99  31043
2/ Annualized.
3/ Unaudited.                                      Past performance is not indicative of future performance. The S&P 500 Index is an indicator of general market performance. Indices are unmanaged and investments
Investment return and principal value              may not be made in an index. Performance figures assume the reinvestment of
will fluctuate so that shares, when                dividends and capital gain distributions.
redeemed, may be worth more or less
than their original cost.

--------------------------------------


----------
1/ Asset Allocation Index-Mid Range is comprised of the following:
       35% S&P 500 Index
       45% Salomon Broad Investment Grade Bond Index
       20% T-Bill 3-Month Index

--------------------------------------------------------------------------------
Lifecycle Short Range Fund

Letter to Shareholders
--------------------------------------------------------------------------------

                    ----------------------------------------
                    Diversification of Portfolio Investments
                    ----------------------------------------
                     By Asset Class as of September 30, 1999
                      (percentages are based on Net Assets)

                           Bonds                       29%
                           Stocks                      19%
                           Short Term Investment       52%

This chart shows the Fund's investment exposure to different asset classes (i.e. stocks, bonds and short term instruments) based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.

--------------------------------------------
Five Largest Common Stock Holdings
--------------------------------------------
      Cisco Systems, Inc.
--------------------------------------------
      Pfizer, Inc.
--------------------------------------------
      General Electric Co.
--------------------------------------------
      Merck & Co.
--------------------------------------------
      American International Group, Inc.
--------------------------------------------


--------------------------------------------
Five Largest Fixed Income Securities
--------------------------------------------
      FHLB , 5.125%, 4/17/01
--------------------------------------------
      FNMA, 6.50%, 4/1/23
--------------------------------------------
      U.S. Treasury Bond, 8.125%, 8/15/19
--------------------------------------------
      U.S. Treasury Note, 5.25%, 5/15/04
--------------------------------------------
      U.S. Treasury Note, 6.875%, 5/15/06
--------------------------------------------


--------------------------------------------------------------------------------
Objective
Seeks high income over the long term consistent with conservation of capital.

Investment Instruments
Primarily common stocks, corporate and government issued intermediate- to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.

--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in Value                        Lifecycle Short            Asset Allocation Index--          S&P 500
of a $10,000 Investment in                         Range Fund - $15,272         Short Range/1 - $15,744       Index - $31,043
the Lifecycle Short Range                          --------------------         ------------------------      ---------------
Fund, the Asset Allocation                            Oct-93  10000                   Oct-93  10000           Oct-93  10000
Index-Short Range and the                             Mar-94   9654                   Mar-94   9818           Mar-94   9644
S&P 500 Index since October                           Sep-94   9580                   Sep-94   9935           Sep-94  10158
31, 1993.                                             Mar-95   9951                   Mar-95  10461           Mar-95  11145
                                                      Sep-95  10635                   Sep-95  11297           Sep-95  13180
-------------------------------------                 Mar-96  11014                   Mar-96  11742           Mar-96  14724
   Total Return for the Periods                       Sep-96  11427                   Sep-96  12128           Sep-96  15861
    Ended September 30, 19993                         Mar-97  11929                   Mar-97  12595           Mar-97  17642
   One       Five       Since                         Sep-97  13236                   Sep-97  13664           Sep-97  22275
   Year      Year     10/15/93/1                      Mar-98  14158                   Mar-98  14463           Mar-98  26111
   3.37%    9.77%/2     7.37%/2                       Sep-98  14775                   Sep-98  14966           Sep-98  24290
                                                      Mar-99  15256                   Mar-99  15631           Mar-99  30932
1/ The Fund's inception date.                         Sep-99  15272                   Sep-99  15744           Sep-99  31043
2/ Annualized.
3/ Unaudited.                                      Past performance is not indicative of future performance. The S&P 500 Index is an indicator of general market performance. Indices are unmanaged and investments
Investment return and principal                    may not be made in an index. Performance figures assume the reinvestment of
value will fluctuate so that shares,               dividends and capital gain distributions.
when redeemed, may be worth more
or less than their original cost.

-------------------------------------


----------
1/ Asset allocation Index-Short Range is comprised of the following:
       15% S&P 500 Index
       55% Salomon Broad Investment Grade Bond Index
       30% T-Bill 3-Month Index

--------------------------------------------------------------------------------
Lifecycle Funds

Statements of Assets and Liabilities September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                                  Long Range         Mid Range        Short Range
                                                                                 -------------     -------------     -------------
Assets
   Investment in Portfolio, at Value/1 ......................................    $ 109,517,756     $  66,777,105     $  27,886,556
   Receivable for Shares of Beneficial Interest Subscribed ..................       60,762,264        38,045,747        14,941,790
   Prepaid Expenses and Other ...............................................           15,381            14,765            20,639
                                                                                 -------------     -------------     -------------
Total Assets ................................................................      170,295,401       104,837,617        42,848,985
                                                                                 -------------     -------------     -------------
Liabilities
   Due to Bankers Trust .....................................................           49,958            27,858             6,115
   Payable for Shares of Beneficial Interest Redeemed .......................           40,933                --                --
   Accrued Expenses and Other ...............................................           21,185            18,143            19,546
                                                                                 -------------     -------------     -------------
Total Liabilities ...........................................................          112,076            46,001            25,661
                                                                                 -------------     -------------     -------------
Net Assets ..................................................................    $ 170,183,325     $ 104,791,616     $  42,823,324
                                                                                 =============     =============     =============
Composition of Net Assets
   Paid-in Capital ..........................................................    $ 160,693,100     $ 102,299,946     $  43,548,997
      Accumulated Undistributed/Distribution in Excess of
      Net Investment Income .................................................       (2,717,614)           16,486           (55,417)
   Accumulated Net Realized Loss from Investment,
     Foreign Currency Transactions, Forward Foreign Currency Contracts
     and Futures Contracts ..................................................         (983,055)       (2,296,622)       (1,837,776)
   Net Unrealized Appreciation on Investment, Foreign Currency,
     Forward Foreign Currency Contracts and Futures Contracts ...............       13,190,894         4,771,806         1,167,520
                                                                                 -------------     -------------     -------------
Net Assets ..................................................................    $ 170,183,325     $ 104,791,616     $  42,823,324
                                                                                 =============     =============     =============
Net Asset Value, Offering and Redemption Price Per Share
 (net assets divided by shares outstanding) .................................    $       12.34     $       10.54     $       10.08
                                                                                 =============     =============     =============
Shares Outstanding ($0.001 par value per share, unlimited number of
  shares of beneficial interest authorized) .................................       13,791,057         9,941,623         4,249,873
                                                                                 =============     =============     =============

----------
1/ Allocated from Asset Management Portfolio, Asset Management Portfolio II and
   Asset Management Portfolio III, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Lifecycle Funds

Statements of Operations For the six months ended September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                         Long Range       Mid Range      Short Range
                                                                         -----------     -----------     -----------
Investment Income
   Income, net/1 ....................................................    $ 1,874,047     $ 1,283,129     $   835,612
                                                                         -----------     -----------     -----------
Expenses
   Administration and Services Fees .................................        483,539         272,352         150,101
   Professional Fees ................................................         10,532          10,832           9,881
   Trustees Fees ....................................................          2,231           2,231           1,995
   Miscellaneous ....................................................         19,172          14,132          11,649
                                                                         -----------     -----------     -----------
   Total Expenses ...................................................        515,474         299,547         173,626
   Less Fees Waived/Expenses Reimbursed by Bankers Trust ............       (217,911)       (131,945)        (81,181)
                                                                         -----------     -----------     -----------
      Net Expenses ..................................................        297,563         167,602          92,445
                                                                         -----------     -----------     -----------
Net Investment Income ...............................................      1,576,484       1,115,527         743,167
                                                                         -----------     -----------     -----------
Realized and Unrealized Gain (Loss) on Investments, Foreign
 Currency Transactions, Forward Foreign Currency Contracts
 and Futures Contracts
   Net Realized Loss from:
      Investment, Foreign Currency and Forward Foreign
         Currency Transactions ......................................       (706,258)       (610,881)       (420,414)
      Futures Contracts .............................................       (936,155)       (346,280)       (378,641)
   Net Change in Unrealized Appreciation/Depreciation on:
      Investment, Foreign Currency Forward Foreign
      Currency Contracts and Futures Contracts ......................        141,899         327,883          43,629
                                                                         -----------     -----------     -----------
Net Realized and Unrealized Loss on Investment, Foreign
  Currency, Forward Foreign Currency Contracts
  and Futures Contracts .............................................     (1,500,514)       (629,278)       (755,426)
                                                                         -----------     -----------     -----------
Net Increase (Decrease) in Net Assets from Operations ...............    $    75,970     $   486,249     $   (12,259)
                                                                         ===========     ===========     ===========

----------
1/ Allocated from Asset Management Portfolio, Asset Management Portfolio II and
   Asset Management Portfolio III, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Lifecycle Funds

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                            Long Range
                                                                              --------------------------------------
                                                                                   For the six           For the
                                                                                  months ended         year ended
                                                                              September 30, 1999/1   March 31, 1999
                                                                              --------------------   ---------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ......................................................  $   1,576,484       $   3,529,713
   Net Realized Gain (Loss) from Investment, Foreign Currency,
       Forward Foreign Currency and Futures Transactions ......................     (1,642,413)          6,409,726
   Net Change in Unrealized Appreciation/Depreciation on Investment,
     Foreign Currency, Forward Foreign Currency Contracts and
     Futures Contracts ........................................................        141,899           5,325,283
                                                                                 -------------       -------------
Net Increase in Net Assets from Operations ....................................         75,970          15,264,722
                                                                                 -------------       -------------
Distributions to Shareholders
   Net Investment Income ......................................................     (2,016,093)         (3,834,208)
   Net Realized Gain ..........................................................     (1,361,842)        (26,078,487)
   Distributions in Excess of Net Realized Gain ...............................             --          (2,757,601)
                                                                                 -------------       -------------
Total Distributions ...........................................................     (3,377,935)        (32,670,296)
                                                                                 -------------       -------------
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares ..............................................     55,497,000          56,216,194
   Dividend Reinvestments .....................................................      3,400,660          55,176,469
   Cost of Shares Redeemed ....................................................    (18,962,360)        (99,238,072)
                                                                                 -------------       -------------
Net Increase from Capital Transactions in Shares of Beneficial Interest .......     39,935,300          12,154,591
                                                                                 -------------       -------------
Total Increase (Decrease) in Net Assets .......................................     36,633,335          (5,250,983)

Net Assets
Beginning of Period ...........................................................    133,549,990         138,800,973
                                                                                 -------------       -------------
End of Period (Including overdistributed net investment
   income of $2,717,614 and $2,278,005, respectively.) ........................  $ 170,183,325       $ 133,549,990
                                                                                 =============       =============
                                                                                            Mid Range
                                                                              --------------------------------------
                                                                                   For the six           For the
                                                                                  months ended         year ended
                                                                              September 30, 1999/1   March 31, 1999
                                                                              --------------------   ---------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ......................................................  $   1,115,527       $   2,403,852
   Net Realized Gain (Loss) from Investment, Foreign Currency,
     Forward Foreign Currency and Futures Transactions ........................       (957,161)          3,365,054
   Net Change in Unrealized Appreciation/Depreciation on
   Investment,
     Foreign Currency, Forward Foreign Currency Contracts and
     Futures Contracts ........................................................        327,883           2,598,491
                                                                                 -------------       -------------
Net Increase in Net Assets from Operations ....................................        486,249           8,367,397
                                                                                 -------------       -------------
Distributions to Shareholders
   Net Investment Income ......................................................     (1,048,609)         (2,844,361)
   Net Realized Gain ..........................................................       (113,858)        (15,354,490)
   Distributions in Excess of Net Realized Gain ...............................             --          (1,199,818)
                                                                                 -------------       -------------
Total Distributions ...........................................................     (1,162,467)        (19,398,669)
                                                                                 -------------       -------------
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares ..............................................     45,901,011          55,734,996
   Dividend Reinvestments .....................................................      1,162,409          19,395,860
   Cost of Shares Redeemed ....................................................    (19,151,176)        (81,647,087)
                                                                                 -------------       -------------
Net Increase (Decrease) from Capital Transactions in Shares of
 Beneficial Interest ..........................................................     27,912,244          (6,516,231)
                                                                                 -------------       -------------
Total Increase (Decrease) in Net Assets .......................................     27,236,026         (17,547,503)

Net Assets
Beginning of Period ...........................................................     77,555,590          95,103,093
                                                                                 -------------       -------------
End of Period (Including undistributed (overdistributed) net investment
   income of $16,486 and ($50,432), respectively.) ............................  $ 104,791,616       $  77,555,590
                                                                                 =============       =============

----------
1/ Unaudited.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Lifecycle Funds

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                            Short Range
                                                                              --------------------------------------
                                                                                   For the six           For the
                                                                                  months ended         year ended
                                                                              September 30, 1999/1   March 31, 1999
                                                                              --------------------   ---------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ......................................................  $     743,167       $   2,035,546
   Net Realized Gain (Loss) from Investment, Foreign Currency,
     Forward Foreign Currency and Futures Transactions ........................       (799,055)          1,786,567
   Net Change in Unrealized Appreciation/Depreciation on Investment,
     Foreign Currency, Forward Foreign Currency Contracts and
     Futures Contracts ........................................................         43,629             551,175
                                                                                 -------------       -------------
Net Increase (Decrease) in Net Assets from Operations .........................        (12,259)          4,373,288
                                                                                 -------------       -------------
Distributions to Shareholders
   Net Investment Income ......................................................       (714,364)         (2,232,481)
   Net Realized Gain ..........................................................             --          (4,126,631)
   Distributions in Excess of Net Realized Gains ..............................             --          (1,192,597)
                                                                                 -------------       -------------
Total Distributions ...........................................................       (714,364)         (7,551,709)
                                                                                 -------------       -------------
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares ..............................................     20,447,245          56,474,812
   Dividend Reinvestments .....................................................        712,924           7,344,373
   Cost of Shares Redeemed ....................................................    (22,142,020)        (65,516,562)
                                                                                 -------------       -------------
Net Decrease from Capital Transactions in Shares of
 Beneficial Interest ..........................................................       (981,851)         (1,697,377)
                                                                                 -------------       -------------
Total Decrease in Net Assets ..................................................     (1,708,474)         (4,875,798)

Net Assets
Beginning of Period ...........................................................     44,531,798          49,407,596
                                                                                 -------------       -------------
End of Period (Including overdistributed net investment
  income of $55,417 and $84,219, respectively.) ...............................  $  42,823,324       $  44,531,798
                                                                                 =============       =============

----------
1/ Unaudited.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Lifecycle Funds

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the Lifecycle Long Range Fund.

                                                                                      Long Range
                                               For the six      -------------------------------------------------------
                                              months ended                   For the years ended March 31,
                                              September 30,     -------------------------------------------------------
                                                  1999/1          1999        1998        1997       1996        1995
                                              -------------     --------    --------    -------    -------     --------
Per Share Operating Performance:
Net Asset Value, Beginning of Year ........    $  12.57         $  14.57    $  11.96    $ 11.32    $ 10.07     $  9.68
                                               --------         --------    --------    -------    -------     -------
Income from Investment Operations
   Net Investment Income ..................        0.18             0.43        0.32       0.35       0.37        0.30
   Net Realized and Unrealized Gain (Loss)
     on Investments, Foreign Currency
     Transactions, Forward Foreign
     Currency Contracts and Futures
     Contracts ............................       (0.12)            1.27        3.57       1.18       1.54        0.32
                                               --------         --------    --------    -------    -------     -------
Total from Investment Operations ..........        0.06             1.70        3.89       1.53       1.91        0.62
                                               --------         --------    --------    -------    -------     -------
Distributions to Shareholders
   Net Investment Income ..................       (0.17)           (0.47)      (0.33)     (0.39)     (0.38)      (0.23)
   Distributions in Excess of Net
      Investment Income ...................          --            (0.25)         --         --         --          --
   Net Realized Gains .....................       (0.12)           (2.98)      (0.95)     (0.50)     (0.28)         --
                                               --------         --------    --------    -------    -------     -------
Total Distributions .......................       (0.29)           (3.70)      (1.28)     (0.89)     (0.66)      (0.23)
                                               --------         --------    --------    -------    -------     -------
Net Asset Value, End of Year ..............    $  12.34         $  12.57    $  14.57    $ 11.96    $ 11.32     $ 10.07
                                               ========         ========    ========    =======    =======     =======
Total Investment Return ...................        0.43%           12.44%      33.69%     13.88%     19.41%       6.60%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)    $170,183         $133,550    $138,801    $78,291    $56,012     $13,366
   Ratios to Average Net Assets:
      Net Investment Income ...............        2.10%/2          2.51%       2.57%      2.73%      3.58%       3.41%
      Expenses, Including Expenses of the
        Asset Management Portfolio ........        1.00%/2          1.00%       1.00%      1.00%      1.00%       1.00%
      Decrease Reflected in Above Expense
        Ratio Due to Fees Waived/Expenses
        Reimbursed by Bankers Trust .......        0.45%/2          0.44%       0.45%      0.48%      0.60%       0.91%


----------
1/ Unaudited.
2/ Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Lifecycle Funds

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the Lifecycle Mid Range Fund.

                                                                                       Mid Range
                                               For the six      -------------------------------------------------------
                                              months ended                   For the years ended March 31,
                                              September 30,     -------------------------------------------------------
                                                  1999/1          1999        1998        1997       1996        1995
                                              -------------     --------    --------    -------    -------     --------
Per Share Operating Performance:
Net Asset Value, Beginning of Year ........    $  10.60         $ 12.32     $ 10.80     $ 10.48    $  9.61     $  9.45
                                               --------         -------     -------     -------    -------     -------
Income from Investment Operations
   Net Investment Income ..................        0.13            0.32        0.37        0.42       0.41        0.37
   Net Realized and Unrealized Gain on
     Investments, Foreign Currency
     Transactions, Forward Foreign
     Currency Contracts and Futures
     Contracts ............................       (0.05)           0.84        2.36        0.72       0.96        0.11
                                               --------         -------     -------     -------    -------     -------
Total from Investment Operations ..........        0.08            1.16        2.73        1.14       1.37        0.48
                                               --------         -------     -------     -------    -------     -------
Distributions to Shareholders
   Net Investment Income ..................       (0.12)          (0.38)      (0.37)      (0.44)     (0.44)      (0.32)
   Distributions in Excess of Net
      Realized Gain .......................          --           (0.18)         --          --         --          --
   Net Realized Gains .....................       (0.02)          (2.32)      (0.84)      (0.38)     (0.06)
                                               --------         -------     -------     -------    -------     -------
Total Distributions .......................       (0.14)          (2.88)      (1.21)      (0.82)     (0.50)      (0.32)
                                               --------         -------     -------     -------    -------     -------
Net Asset Value, End of Year ..............    $  10.54         $ 10.60     $ 12.32     $ 10.80    $ 10.48     $  9.61
                                               ========         =======     =======     =======    =======     =======
Total Investment Return ...................        0.71%          10.12%      26.33%      11.16%     14.65%       5.24%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)    $104,792         $77,556     $95,103     $61,867    $51,466     $25,733
   Ratios to Average Net Assets:
      Net Investment Income ...............       2.64%/2          2.75%       3.31%       3.48%      4.15%       4.01%
      Expenses, Including Expenses of the
        Asset Management Portfolio II .....       1.00%/2          1.00%       1.00%       1.00%      1.00%       1.00%
   Decrease Reflected in Above Expense
      Ratio Due to Fees Waived/Expenses
      Reimbursed by Bankers Trust .........       0.51%/2          0.51%       0.48%       0.55%      0.58%       0.76%


----------
1/ Unaudited.
2/ Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Lifecycle Funds

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the Lifecycle Short Range Fund.

                                                                                     Short Range
                                               For the six      -------------------------------------------------------
                                              months ended                   For the years ended March 31,
                                              September 30,     -------------------------------------------------------
                                                  1999/1          1999        1998        1997       1996        1995
                                              -------------     --------    --------    -------    -------     --------
Per Share Operating Performance:
Net Asset Value, Beginning of Year ........    $ 10.23         $ 10.82      $ 10.31     $ 10.03     $  9.50     $  9.60
                                               -------         -------      -------     -------     -------     -------
Income from Investment Operations
   Net Investment Income ..................       0.17            0.40         0.44        0.48        0.45        0.41
   Net Realized and Unrealized Gain
     (Loss) on Investments, Foreign
     Currency Transactions, Forward
     Foreign Currency Contracts and
     Futures Contracts ....................      (0.16)           0.43         1.39        0.34        0.54       (0.13)
                                               -------         -------      -------     -------     -------     -------
Total from Investment Operations ..........       0.01            0.83         1.83        0.82        0.99        0.28
                                               -------         -------      -------     -------     -------     -------
Distributions to Shareholders
   Net Investment Income ..................      (0.16)          (0.44)       (0.46)      (0.54)      (0.46)      (0.37)
   Distributions in Excess of Net
      Realized Gains ......................         --           (0.22)          --          --          --       (0.01)
   Net Realized Gains .....................         --           (0.76)       (0.86)         --          --       (0.01)
                                               -------         -------      -------     -------     -------     -------
Total Distributions .......................      (0.16)          (1.42)       (1.32)      (0.54)      (0.46)      (0.38)
                                               -------         -------      -------     -------     -------     -------
Net Asset Value, End of Year ..............    $ 10.08         $ 10.23      $ 10.82     $ 10.31     $ 10.03     $  9.50
                                               =======         =======      =======     =======     =======     =======
Total Investment Return ...................       0.10%           7.76%       18.68%       8.32%      10.67%       3.08%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)    $42,823         $44,532      $49,408     $32,552     $28,899     $21,137
   Ratios to Average Net Assets:
      Net Investment Income ...............       3.22%/2         3.52%        4.06%       4.24%       4.64%       4.47%
      Expenses, Including Expenses of
        the Asset Management Portfolio III        1.00%/2         1.00%        1.00%       1.00%       1.00%       1.00%
      Decrease Reflected in Above Expense
        Ratio Due to Fees Waived/Expenses
        Reimbursed by Bankers Trust .......       0.56%/2         0.55%        0.58%       0.65%       0.65%       0.82%


----------
1/ Unaudited.
2/ Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Lifecycle Funds

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21,1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Lifecycle Long Range Fund, Mid Range Fund and Short Range Fund (each a "Fund", and collectively, the "Funds") are three of the funds offered to investors by the Trust. The Funds began operations on the following dates:

                                  Began Operations
                             ------------------------
Long Range.....................  November 16, 1993
Mid Range......................   October 14, 1993
Short Range....................   October 15, 1993

The Long Range Fund, Mid Range Fund and Short Range Fund seeks to achieve their investment objectives by investing substantially all of their assets in the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio Ill (each a "Portfolio" and collectively, the "Portfolios"), respectively. The Portfolios are open-end management investment companies registered under the Act. The value of the investment in the Portfolios reflects each Fund's proportionate interest in the net assets of that Portfolio. At March 31, 1999, the Long Range Fund's investment was approximately 24% of the Asset Management Portfolio, the Mid Range Fund's investment was 100% of the Asset Management Portfolio II and the Short Range Fund's investment was 100% of the Asset Management Portfolio Ill.

The financial statements of each of the Portfolios, including a list of investments held, are contained elsewhere in this report and should be read in conjunction with the Funds' financial statements.

B. Security Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolios' Notes to FinancialStatements which are included elsewhere in this report.

C. Investment Income
Each Fund earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is each Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually to the extent they exceed capital loss carryforwards.

E. Federal Income Taxes
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute its income to shareholders. Therefore, no federal income tax provision is required.

Each of the Funds may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F. Other
The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to each Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them. Investment transactions are accounted for on a trade date basis. Realized gains and losses are determined on the basis of identified cost.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Funds have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this agreement, Bankers Trust provides administrative, transfer agency and shareholder services to each of the Funds in return for a fee computed daily and paid monthly at an annual rate of
 .65% of each Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Fund, to the extent necessary, to limit all expenses to .40% of the average daily net assets of each Fund, excluding expenses of the respective Portfolios, and 1.00% of the average daily net assets of each Fund, including expenses of the respective Portfolios.

ICC Distributors, Inc. provides distribution services to the Fund.

Bankers Trust was a wholly owned subsidiary of Bankers Trust Corporation ("BT Corp."). On June 4, 1999, BT Corp. was acquired by Deutsche Bank AG ("Deutsche Bank"). As a result of the transaction, Bankers Trust became an indirect wholly-owned subsidiary of Deutsche Bank.

--------------------------------------------------------------------------------
Lifecycle Funds

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
Note 3--Shares of Beneficial Interest
At September 30, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                        For the six months ended September 30, 1999
                         -----------------------------------------------------------------------------------------------
                                  Long Range                         Mid Range                     Short Range
                         ---------------------------       ---------------------------       ---------------------------
                           Shares           Amount            Shares         Amount           Shares            Amount
                         ----------     ------------       ----------     ------------       ----------     ------------
Sold ..............       4,382,259     $ 55,497,000        4,295,325     $ 45,901,011        1,985,346     $ 20,447,245
Reinvested ........         273,677        3,400,660          110,118        1,162,409           70,620          712,924
Redeemed ..........      (1,485,978)     (18,962,360)      (1,781,150)     (19,151,176)      (2,157,985)     (22,142,020
                         ----------     ------------       ----------     ------------       ----------     ------------
Increase/(Decrease)       3,169,958     $ 39,935,300        2,624,293     $ 27,912,244         (102,019)    $   (981,851)
                         ==========     ============       ==========     ============       ==========     ============


                                                             For the year ended March 31, 1999
                         -----------------------------------------------------------------------------------------------
                                 Long Range                            Mid Range                     Short Range
                         ---------------------------       ---------------------------       ---------------------------
                          Shares          Amount              Shares          Amount           Shares           Amount
                         ----------     ------------       ----------     ------------       ----------     ------------
Sold ..............       4,020,162     $ 56,216,194        4,930,477     $ 55,734,996        5,240,975     $ 56,474,812
Reinvested ........       4,158,962       55,176,469        1,778,085       19,395,860          699,312        7,344,373
Redeemed ..........      (7,082,887)     (99,238,072)      (7,113,436)     (81,647,087)      (6,155,471)     (65,516,562
                         ----------      -----------       ----------     ------------       ----------     ------------
Increase/(Decrease)       1,096,237     $ 12,154,591         (404,874)    $ (6,516,231)        (215,184)    $ (1,697,377)
                         ==========     ============       ==========     ============       ==========     ============

--------------------------------------------------------------------------------
Asset Management Portfolio

Schedule of Portfolio Investments September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Shares                        Description                                 Value
------                        -----------                                 -----


        Common Stocks - 46.9%
        Aerospace - 0.1%
 18,900 Boeing Co. ........................................          $   805,612
  2,352 Raytheon Co. - Class A ............................              114,083
                                                                     -----------
                                                                         919,695
                                                                     -----------
        Airlines - 0.3%
 30,700 AMR Corp./1 ......................................             1,673,150
 14,600 Delta Air Lines, Inc. .............................              708,100
                                                                     -----------
                                                                       2,381,250
                                                                     -----------
        Auto Related - 0.9%
 19,069 DaimlerChrysler AG/1 ..............................            1,324,156
 57,000 Dana Corp. ........................................            2,116,125
 27,747 Delphi Automotive Systems .........................              445,686
 39,700 General Motors Corp. ..............................            2,498,619
                                                                     -----------
                                                                       6,384,586
                                                                     -----------
        Banks - 2.7%
117,965 BankAmerica Corp. .................................            6,569,187
118,000 BankBoston Corp. ..................................            5,118,250
 99,800 Chase Manhattan Corp. .............................            7,522,425
                                                                     -----------
                                                                      19,209,862
                                                                     -----------
        Beverages - 1.0%
 40,000 Coca-Cola Co. .....................................            1,922,500
 29,500 Coca-Cola Enterprises, Inc. .......................              665,594
137,000 PepsiCo, Inc. .....................................            4,144,250
 14,800 Seagram Company Ltd. ..............................              673,400
                                                                     -----------
                                                                       7,405,744
                                                                     -----------
        Chemicals and Toxic Waste - 1.3%
 20,600 Air Products and Chemicals, Inc. ....................            598,687
 88,400 Du Pont (E.I.) de Nemours & Co. .....................          5,381,350
 90,800 Monsanto Co. ........................................          3,240,425
 18,200 Solutia, Inc. .......................................            325,325
                                                                     -----------
                                                                       9,545,787
                                                                     -----------
        Computer Services - 2.8%
 69,900 Cendant Corp.1 ......................................          1,240,725
252,350 Cisco Systems, Inc.1 ................................         17,301,747
 43,800 Seagate Technology, Inc.1 ...........................          1,349,587
                                                                     -----------
                                                                      19,892,059
                                                                     -----------
        Computer Software - 1.9%
 24,500 BMC Software, Inc.1 .................................          1,753,281
 59,375 Computer Associates International, Inc. .............          3,636,719
 61,100 Microsoft Corp.1 ....................................          5,533,369
 57,437 Oracle Corp.1 .......................................          2,613,383
                                                                     -----------
                                                                      13,536,752
                                                                     -----------
        Diversified - 2.0%
123,500 AlliedSignal, Inc. ..................................          7,402,281
 30,300 SuperValu, Inc. .....................................            660,919
 23,000 Textron, Inc. .......................................          1,779,625
 77,800 United Technologies Corp. ...........................          4,614,512
                                                                     -----------
                                                                      14,457,337
                                                                     -----------
        Drugs - 3.3%
 49,000 Lilly (Eli) & Co. ...................................          3,136,000
126,000 Merck & Co., Inc. ...................................          8,166,375
337,200 Pfizer, Inc. ........................................         12,118,125
                                                                     -----------
                                                                      23,420,500
                                                                     -----------

Shares                        Description                                 Value
------                        -----------                                 -----

        Electrical Equipment - 2.1%
 52,000 Emerson Electric Co. ................................        $ 3,285,750
 99,100 General Electric Co. ................................         11,749,544
                                                                     -----------
                                                                      15,035,294
                                                                     -----------
        Electronics - 2.6%
 55,300 Analog Devices, Inc.1 ...............................          2,834,125
 98,800 Intel Corp. .........................................          7,342,075
 25,700 LSI Logic Corp.1 ....................................          1,323,550
 41,300 Motorola, Inc. ......................................          3,634,400
 49,400 Xilinx, Inc.1 .......................................          3,237,244
                                                                     -----------
                                                                      18,371,394
                                                                     -----------
        Entertainment - 0.2%
 58,181 Disney (Walt) Co. ...................................          1,505,433
                                                                     -----------

        Financial Services - 2.5%
 64,300 Associates First Capital Corp. -  Class A ...........          2,314,800
132,598 Citigroup ...........................................          5,834,312
 44,200 First Data Corp. ....................................          1,939,275
 77,400 Freddie Mac .........................................          4,024,800
 63,500 MBNA Corp. ..........................................          1,448,594
 21,900 Merrill Lynch & Co., Inc. ...........................          1,471,406
 23,400 T. Rowe Price Associates, Inc. ......................            642,037
                                                                     -----------
                                                                      17,675,224
                                                                     -----------
        Foods - 1.2%
 95,700 Bestfoods ...........................................          4,641,450
 11,925 Corn Products International, Inc. ...................            362,967
127,900 Sara Lee Corp. ......................................          2,997,656
 13,730 Tricon Global Restaurants, Inc.1.....................            562,072
                                                                     -----------
                                                                       8,564,145
                                                                     -----------
        Healthcare - 1.2%
 18,100 Abbott Laboratories .................................            665,175
 83,300 Johnson & Johnson ...................................          7,653,187
                                                                     -----------
                                                                       8,318,362
                                                                     -----------
        Hospital Supplies and Healthcare - 1.1%
 39,500 Baxter International, Inc. ..........................          2,379,875
 42,600 Becton Dickinson & Co. ..............................          1,195,462
 44,628 Tyco International Ltd. .............................          4,607,841
                                                                     -----------
                                                                       8,183,178
                                                                     -----------
        Hotel/Motel - 0.5%
 93,500 Marriott International, Inc. ........................          3,056,281
 11,675 Sodexho Marriott Services, Inc./1 ...................            198,475
                                                                      ----------
                                                                       3,254,756
                                                                      ----------
        Household Products - 1.2%
 46,800 Clorox Co. ...........................................         1,790,100
 70,300 Procter & Gamble Co. .................................         6,590,625
                                                                      ----------
                                                                       8,380,725
                                                                      ----------
        Insurance - 1.4%
 85,593 American International Group, Inc. ...................         7,441,241
     51 Berkshire Hathaway, Inc. - Class A/1 .................         2,805,000
      3 Berkshire Hathaway, Inc. - Class B/1 .................             5,526
                                                                      ----------
                                                                      10,251,767
                                                                      ----------
        Metals - 0.1%
 21,500 Alcan Aluminium Ltd. .................................           671,875
 23,200 Freeport-McMoRan Copper & Gold, Inc. - Class B .......           361,050
                                                                      ----------
                                                                       1,032,925
                                                                      ----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolio

Schedule of Portfolio Investments September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Shares                        Description                                 Value
------                        -----------                                 -----

        Office Equipment and Computers - 1.7%
 41,100 Hewlett-Packard Co. ...................................      $ 3,781,200
 56,800 International Business Machines Corp. .................        6,894,100
 34,200 Xerox Corp. ...........................................        1,434,262
                                                                      ----------
                                                                      12,109,562
                                                                      ----------
        Oil - Domestic - 0.9%
  6,200 Atlantic Richfield Co. ................................          549,475
 18,227 Burlington Resources, Inc. ............................          669,842
 58,700 ENSCO International, Inc. .............................        1,060,269
 28,900 Noble Drilling Corp.1 .................................          632,187
 15,400 Phillips Petroleum Co. ................................          750,750
 66,000 Unocal Corp. ..........................................        2,446,125
                                                                      ----------
                                                                       6,108,648
                                                                      ----------
        Oil - International - 2.3%
 12,413 BP Amoco PLC ADR ......................................        1,375,516
 12,500 Chevron Corp. .........................................        1,109,375
 45,000 Exxon Corp. ...........................................        3,417,187
 16,300 Mobil Corp. ...........................................        1,642,225
 70,500 Royal Dutch Petroleum Co. .............................        4,163,906
 73,100 Texaco, Inc. ..........................................        4,614,437
                                                                      ----------
                                                                      16,322,646
                                                                      ----------
        Oil Equipment and Services - 0.3%
 27,300 Apache Corp. ..........................................        1,179,019
 14,200 Schlumberger Ltd. .....................................          884,838
                                                                      ----------
                                                                       2,063,857
                                                                      ----------
        Paper and Forest Products - 0.4%
 31,600 Champion International Corp. ..........................        1,623,450
 31,100 International Paper Co. ...............................        1,494,744
                                                                      ----------
                                                                       3,118,194
                                                                      ----------
        Printing and Publishing - 0.7%
 95,700 McGraw-Hill Companies, Inc. ...........................        4,629,488
                                                                      ----------

        Railroads - 0.3%
 69,700 Burlington Northern Santa Fe ..........................        1,916,750
                                                                      ----------

        Retail - 2.9%
121,840 Dollar General Corp. ..................................        3,761,829
 33,500 Federated Department Stores, Inc.1 ....................        1,463,531
  9,971 Jones Apparel Group, Inc.1 ............................          286,666
 66,400 Lowe's Companies, Inc. ................................        3,237,000
 56,800 Tiffany & Co. .........................................        3,404,450
172,000 Wal-Mart Stores, Inc. .................................        8,180,750
                                                                      ----------
                                                                      20,334,226
                                                                      ----------
        Telecommunications - 2.6%
131,700 AT&T Corp. ............................................        5,728,950
126,200 Comcast Corp. - Class A ...............................        5,032,225
 76,799 MCI WorldCom, Inc.1 ...................................        5,519,928
 33,800 Sprint Corp. ..........................................        1,833,650
  7,850 Sprint PCS Group1 .....................................          585,316
                                                                      ----------
                                                                      18,700,069
                                                                      ----------


Shares                        Description                                 Value
------                        -----------                                 -----
        Tobacco - 0.6%
117,300 Philip Morris Companies, Inc. .........................     $  4,010,194
                                                                    ------------
        Utility - Electric - 0.9%
 18,200 American Electric Power Co. ...........................          621,075
 12,800 Dominion Resources, Inc. ..............................          577,600
 23,100 FirstEnergy Corp. .....................................          589,050
 32,700 FPL Group, Inc. .......................................        1,647,263
 39,100 PG&E Corp. ............................................        1,011,713
 17,700 Public Service Enterprise Group, Inc. .................          683,663
 36,400 Texas Utilities Co. ...................................        1,358,175
                                                                    ------------
                                                                       6,488,539
                                                                    ------------
        Utility - Gas, Natural Gas - 0.4%
 49,400 Consolidated Natural Gas Co. ..........................        3,081,325
                                                                    ------------

        Utility - Telephone - 2.5%
 21,100 Ameritech Corp. .......................................        1,417,656
 16,600 Bell Atlantic Corp. ...................................        1,117,388
 38,300 BellSouth Corp. .......................................        1,723,500
 90,815 Global Crossing Ltd.1 .................................        2,406,598
 87,600 GTE Corp. .............................................        6,734,250
 52,112 Lucent Technologies, Inc. .............................        3,380,766
 23,400 SBC Communications, Inc. ..............................        1,194,863
                                                                    ------------
                                                                      17,975,021
                                                                    ------------
Total Common Stocks  (Cost $268,370,233) ......................      334,585,294
                                                                    ------------

Principal
Amount      Non-Convertible Corporate Debt - 2.3%
---------
            Financial Services - 1.5%
$  370,000  Abbey National, PLC, 6.69%, 10/17/05 ..............          360,447
   640,000  Associates Corp., 5.75%, 11/1/03 ..................          618,422
   400,000  BankBoston Corp., 6.38%, 8/11/00 ..................          400,772
 1,450,000  Ford Motor Credit Co., 6.55%, 9/10/02 .............       21,444,554
   320,000  Ford Motor Credit Co., 5.80%, 1/12/09 .............          291,197
   300,000  General Electric Capital Corp., 8.85%, 3/1/07 .....          334,127
   600,000  Great Western Financial, 6.375%, 7/1/00 ...........          601,652
   820,000  Inter-American Development Bank, 5.125%, 2/5/04 ...          778,524
   180,000  International Bank of Reconstruction
             and Development, 8.875%, 3/1/26 ..................          223,777
 1,375,000  KFW International Finance, 8.20%, 6/1/06 ..........        1,456,516
   880,000  NationsBank, 7.00%, 9/15/01 .......................          888,103
   695,000  Pepsi Bottling Holdings, 5.375%, 2/17/04 ..........          659,075
   330,000  Progressive Corp., 6.625%, 3/1/29 .................          285,219
   560,000  Salomon Smith Barney, 6.625%, 11/15/03 ............          555,052
   850,000  Salomon, Inc., 7.50%, 2/1/03 ......................          868,859
   500,000  U.S. Bank NA Minnesota, 6.30%, 7/15/08 ............          465,705
   413,000  Washington Mutual, 7.25%, 8/15/05 .................          411,732
                                                                    ------------
                                                                      10,643,733
                                                                    ------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolio

Schedule of Portfolio Investments September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
  Amount                      Description                                 Value
  ------                      -----------                                 -----

             Industrial - 0.5%
$  300,000   Computer Science, 6.25%, 3/15/09 .................     $    283,675
   510,000   Diageo Captial PLC, 6.125%, 8/15/05 ..............          490,965
   260,000   Ford Motor Co., 6.625%, 10/1/28 ..................          232,033
   310,000   IBM Corp., 6.50%, 1/15/28 ........................          283,847
   300,000   Illinois Tool Works, 5.75%, 3/1/09 ...............          275,840
   220,000   Lucent Technologies Inc., 5.50%, 11/15/08 ........          200,341
   190,000   Markel Capital Trust, 8.71%, 1/1/46 ..............          170,767
   420,000   Mutual Life Insurance, 11.25%, 8/15/24/b .........          543,532
   260,000   Prologis Trust, 6.25%, 4/15/04 ...................          250,262
   820,000   Walt Disney Co., 5.125%, 12/15/03 ................          777,536
                                                                    ------------
                                                                       3,508,798
                                                                    ------------

             Utility - 0.3%
   150,000   AT&T Corp., 5.625%, 3/15/04 ......................          143,953
   760,000   Columbus Southern Power, 6.51%, 2/1/08 ...........          720,196
   830,000   Consolidated Edison, 6.45%, 12/1/07 ..............          800,452
    35,000   Idaho Power Co., 8.00%, 3/15/04 ..................           36,729
   410,000   National Rural Utilities, 5.00%, 10/1/02 .........          394,734
   140,000   Potomac Edison, 8.00%, 6/1/24 ....................          141,724
   430,000   U.S. West Communications, 5.625%, 11/15/08 .......          381,894
                                                                    ------------
                                                                       2,619,682
                                                                    ------------

 Total Non-Convertible Corporate Debt
 (Cost $17,551,817) ...........................................       16,772,213
                                                                      ----------

            Foreign Debt - 0.2%
   470,000  Kingdom of Sweden, 12.00%, 2/1/10 .................          657,375
   270,000  Korea, (Republic of), 8.875%, 4/15/08 .............          279,010
   550,000  Manitoba, (Province of), 6.125%, 1/19/04 ..........          539,913
    95,000  New Zealand Government, 10.625%, 11/15/05 .........          113,820
   415,000  Quebec, (Province of), 5.75%, 2/15/09 .............          379,833
                                                                    ------------
Total Foreign Debt  (Cost $2,070,339)..........................        1,969,951
                                                                    ------------

            U.S. GOVERNMENT AND AGENCIES - 3.6%
 3,100,000  FHLB, 5.125%, 9/15/03 .............................        2,972,621
 2,120,000  FNMA, 5.625%, 3/15/01 .............................        2,111,046
   150,000  FNMA, 6.35%, 11/23/01 .............................          149,438
   325,000  FNMA, 8.625%, 11/10/04 ............................          326,022
   690,000  FNMA, 5.75%, 2/15/08 ..............................          651,278
   700,000  FNMA, 6.00%, 4/1/08 ...............................          673,309
 1,400,000  FNMA, 7.00%, 9/1/21 ...............................        1,376,368
 7,500,000  FNMA, 7.50%, 9/1/21 ...............................        7,525,740
 6,200,000  FNMA, 6.50%, 4/1/23 ...............................        5,948,094
 3,900,000  GNMA, 7.50%, 9/1/21 ...............................        3,913,385
                                                                    ------------
 Total U.S. Government and Agencies
 (Cost $25,770,724) ...........................................       25,647,301
                                                                    ------------

Shares/
Principal
Amount                        Description                                 Value
------                        -----------                                 -----

            U.S. Treasury Securities - 3.0%
$4,830,000  U.S. Treasury Bond, 8.125%, 8/15/19................     $  5,717,494
   825,000  U.S. Treasury Bond, 5.25%, 11/15/28................          715,173
 2,010,000  U.S. Treasury Bond, 5.25%, 2/15/29 ................        1,759,543
   840,000  U.S. Treasury Note, 5.875%, 11/30/01 ..............          843,676
 1,200,000  U.S. Treasury Note, 6.625%, 3/31/02 ...............        1,225,409
   260,000  U.S. Treasury Note, 6.25%, 8/31/02 ................          263,452
 2,030,000  U.S. Treasury Note, 5.375%, 6/30/03 ...............        2,000,821
    90,000  U.S. Treasury Note, 7.25%, 8/15/04 ................           95,091
   205,000  U.S. Treasury Note, 5.875%, 11/15/05 ..............          203,719
 7,250,000  U.S. Treasury Note, 6.875%, 5/15/06 ...............        7,567,188
   810,000  U.S. Treasury Note, 6.50%, 10/15/06 ...............          828,352
                                                                    ------------
Total U.S. Treasury Securities
(Cost $22,207,928) ............................................       21,219,918
                                                                    ------------

            Short Term Instruments - 44.4%
            Mutual Fund - 9.1%
 64,755,088 Institutional Cash Management Fund ................       64,755,088
                                                                    ------------
            U.S. Treasury Securities - 35.3%c
$35,000,000 U.S. Treasury Bill 4.58%, 10/7/99 .................       34,974,905
 35,000,000 U.S. Treasury Bill, 4.05%, 10/11/99 ...............       34,944,385
 35,000,000 U.S. Treasury Bill, 4.39%, 11/12/99 ...............       34,819,505
 70,000,000 U.S. Treasury Bill, 4.655%, 11/18/99 ..............       69,582,800
  6,400,000 U.S. Treasury Bill, 4.55%, 12/2/99/a ..............        6,349,850
  2,175,000 U.S. Treasury Bill, 4.75%, 12/2/99/a ..............        2,157,957
 35,000,000 U.S. Treasury Bill, 4.28%, 12/9/99 ................       34,693,435
 35,000,000 U.S. Treasury Bill, 4.315%, 1/6/00 ................       34,557,705
                                                                    ------------
                                                                     252,080,542
                                                                    ------------
Total Short Term Instruments
(Cost $316,854,033) ...........................................      316,835,630
                                                                    ------------

Total Investments (Cost $652,825,074) ..................  100.4%     717,030,307
Liabilities in Excess of Other Assets ..................   (0.4)%    (3,038,791)
                                                          ------    ------------
Net Assets .............................................  100.0%    $713,991,516
                                                          ======    ============

-----------
1  Non-income producing security
a Held as collateral by broker for Futures Contracts b Security exempt from registration under Rule 144a of the Securities Act of
   1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
c  Designated as collateral for futures contracts

The following abbreviations are used in the portfolio description:

FHLB  --  Federal Home Loan Bank
FNMA  --  Federal National Mortgage Association
GNMA  --  Government National Mortgage Association


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolio II

Schedule of Portfolio Investments September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Shares                        Description                                 Value
------                        -----------                                 -----


        Common Stocks - 27.9%
        Aerospace - 0.1%
 1,700  Boeing Co. ............................................     $     72,462
   200  Raytheon Co. - Class A ................................            9,700
                                                                    ------------
                                                                          82,162
                                                                    ------------
        Airlines - 0.2%
 2,800  AMR Corp.1 ............................................          152,600
 1,300  Delta Air Lines, Inc. ................................            63,050
                                                                    ------------
                                                                         215,650
                                                                    ------------
        Auto Related - 0.5%
 1,632  DaimlerChrysler AG1 ...................................          113,381
 4,800  Dana Corp. ............................................          178,200
 2,376  Delphi Automotive Systems .............................           38,164
 3,400  General Motors Corp. ..................................          213,987
                                                                    ------------
                                                                         543,732
                                                                    ------------
        Banks - 1.6%
10,121  BankAmerica Corp. .....................................          563,629
10,300  BankBoston Corp.  .....................................          446,762
 8,500  Chase Manhattan Corp. .................................          640,687
                                                                    ------------
                                                                       1,651,078
                                                                    ------------
        Beverages - 0.6%
 3,400  Coca-Cola Co. .........................................          163,412
 2,700  Coca-Cola Enterprises, Inc. ...........................           60,919
11,800  PepsiCo, Inc. .........................................          356,950
 1,400  Seagram Company Ltd. ..................................           63,700
                                                                    ------------
                                                                         644,981
                                                                    ------------
        Chemicals and Toxic Waste - 0.8%
 1,800  Air Products and Chemicals, Inc. ......................           52,312
 7,500  Du Pont (E.I.) de Nemours & Co. .......................          456,562
 7,800  Monsanto Co. ..........................................          278,362
 1,600  Solutia, Inc. .........................................           28,600
                                                                    ------------
                                                                         815,836
                                                                    ------------
        Computer Services - 1.6%
 6,100  Cendant Corp./1 .......................................          108,275
21,550  Cisco Systems, Inc./1 .................................        1,477,522
 3,800  Seagate Technology, Inc./1 ............................          117,087
                                                                    ------------
                                                                       1,702,884
                                                                    ------------

        Computer Software - 1.2%
 2,300  BMC Software, Inc./1...................................          164,594
 5,150  Computer Associates International, Inc. ...............          315,437
 6,000  Microsoft Corp./1 .....................................          543,375
 5,000  Oracle Corp./1 ........................................          227,500
                                                                    ------------
                                                                       1,250,906
                                                                    ------------
        Diversified - 1.2%
10,600  AlliedSignal, Inc. ....................................          635,337
 2,800  SuperValu, Inc. .......................................           61,075
 2,200  Textron, Inc. .........................................          170,225
 6,800  United Technologies Corp. .............................          403,325
                                                                    ------------
                                                                       1,269,962
                                                                    ------------
        Drugs - 1.9%
 4,100  Lilly (Eli) & Co. .....................................          262,400
10,800  Merck & Co., Inc. .....................................          699,975
28,800  Pfizer, Inc. ..........................................        1,035,000
                                                                    ------------
                                                                       1,997,375
                                                                    ------------

Shares                        Description                                 Value
------                        -----------                                 -----

        Electrical Equipment - 1.2%
 4,500  Emerson Electric Co. ..................................     $    284,344
 8,500  General Electric Co. ..................................        1,007,781
                                                                    ------------
                                                                       1,292,125
                                                                    ------------
        Electronics - 1.5%
 4,700  Analog Devices, Inc./1 ................................          240,875
 8,600  Intel Corp. ...........................................          639,087
 2,200  LSI Logic Corp./1 .....................................          113,300
 3,600  Motorola, Inc. ........................................          316,800
 4,300  Xilinx, Inc./1 ........................................          281,784
                                                                    ------------
                                                                       1,591,846
                                                                    ------------
        Entertainment - 0.1%
 5,000  Disney (Walt) Co. .....................................          129,375
                                                                    ------------

        Financial Services - 1.5%
 5,300  Associates First Capital Corp. - Class A ..............          190,800
11,625  Citigroup .............................................          511,500
 3,700  First Data Corp. ......................................          162,337
 6,700  Freddie Mac ...........................................          348,400
 5,650  MBNA Corp..............................................          128,891
 2,000  Merrill Lynch & Co., Inc. .............................          134,375
 2,200  T. Rowe Price Associates, Inc. ........................           60,362
                                                                    ------------
                                                                       1,536,665
                                                                    ------------
        Foods - 0.7%
 8,100  Bestfoods .............................................          392,850
 1,025  Corn Products International, Inc. .....................           31,198
11,000  Sara Lee Corp. ........................................          257,812
 1,120  Tricon Global Restaurants, Inc./1 .....................           45,850
                                                                    ------------
                                                                         727,710
                                                                    ------------
        Healthcare - 0.7%
  1,700 Abbott Laboratories ...................................           62,475
  7,100 Johnson & Johnson .....................................          652,313
                                                                    ------------
                                                                         714,788
                                                                    ------------
        Hospital Supplies and Healthcare - 0.7%
  3,400 Baxter International, Inc. ............................          204,850
  3,700 Becton Dickinson & Co. ................................          103,831
  3,839 Tyco International Ltd. ...............................          396,377
                                                                    ------------
                                                                         705,058
                                                                    ------------
        Hotel/Motel - 0.3%
  8,000 Marriott International, Inc. ..........................          261,500
  1,000 Sodexho Marriott Services, Inc./1......................           17,000
                                                                    ------------
                                                                         278,500
                                                                    ------------
        Household Products - 0.7%
  4,400 Clorox Co. ............................................          168,300
  6,000 Procter & Gamble Co. ..................................          562,500
                                                                    ------------
                                                                         730,800
                                                                    ------------
        Insurance - 0.9%
  7,406 American International Group, Inc. ....................          643,859
      6 Berkshire Hathaway, Inc. - Class A1 ...................          330,000
      9 Berkshire Hathaway, Inc. - Class B1 ...................           16,578
                                                                    ------------
                                                                         990,437
                                                                    ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolio II

Schedule of Portfolio Investments September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Shares                        Description                                 Value
------                        -----------                                 -----

        Metals - 0.1%
 1,800  Alcan Aluminium Ltd. ..................................     $     56,250
 2,000  Freeport-McMoRan Copper & Gold, Inc. - Class B ........           31,125
                                                                    ------------
                                                                          87,375
                                                                    ------------
        Office Equipment and Computers - 1.0%
 3,600  Hewlett-Packard Co. ...................................          331,200
 5,400  International Business Machines Corp. .................          655,425
 2,900  Xerox Corp. ...........................................          121,619
                                                                    ------------
                                                                       1,108,244
                                                                    ------------
        Oil - Domestic - 0.5%
   500  Atlantic Richfield Co. ................................           44,313
 1,700  Burlington Resources, Inc. ............................           62,475
 5,100  ENSCO International, Inc. .............................           92,119
 2,500  Noble Drilling Corp./1  ...............................           54,688
 1,400  Phillips Petroleum Co. ................................           68,250
 5,600  Unocal Corp. ..........................................          207,550
                                                                    ------------
                                                                         529,395
                                                                    ------------
        Oil - International - 1.4%
 1,123  BP Amoco PLC ADR  .....................................          124,442
 1,200  Chevron Corp. .........................................          106,500
 3,900  Exxon Corp. ...........................................          296,156
 1,500  Mobil Corp. ...........................................          151,125
 6,600  Royal Dutch Petroleum Co. .............................          389,813
 6,300  Texaco, Inc. ..........................................          397,688
                                                                    ------------
                                                                       1,465,724
                                                                    ------------
        Oil Equipment and Services - 0.2%
 2,300  Apache Corp. ..........................................           99,331
 1,300  Schlumberger Ltd. .....................................           81,006
                                                                    ------------
                                                                         180,337
                                                                    ------------
        Paper and Forest Products - 0.3%
 2,700  Champion International Corp. ..........................          138,713
 2,600  International Paper Co. ...............................          124,963
                                                                    ------------
                                                                         263,676
                                                                    ------------
        Printing and Publishing - 0.4%
 8,100  McGraw-Hill Companies, Inc. ...........................          391,838
                                                                    ------------

        Railroads - 0.2%
 6,000  Burlington Northern Santa Fe ..........................          165,000
                                                                    ------------

        Retail - 1.7%
10,375  Dollar General Corp. ..................................          320,328
 2,900  Federated Department Stores, Inc./1 ...................          126,694
   851  Jones Apparel Group, Inc./1 ...........................           24,468
 5,600  Lowe's Companies, Inc. ................................          273,000
 5,000  Tiffany & Co. .........................................          299,688
14,600  Wal-Mart Stores, Inc. .................................          694,413
                                                                    ------------
                                                                       1,738,591
                                                                    ------------


Shares                        Description                                 Value
------                        -----------                                 -----

        Telecommunications - 1.8%
11,400  AT&T Corp. ............................................     $    495,900
11,000  Comcast Corp. - Class A ...............................          438,625
 7,790  Global Crossing Ltd./1 ................................          206,435
 6,560  MCI WorldCom, Inc./1 ..................................          471,500
 3,200  Sprint Corp. ..........................................          173,600
   950  Sprint PCS Group/1  ...................................           70,834
                                                                    ------------
                                                                       1,856,894
                                                                    ------------
        Tobacco - 0.3%
10,200  Philip Morris Companies, Inc...........................          348,713
                                                                    ------------

        Utility - Electric - 0.5%
 1,700  American Electric Power Co.............................           58,013
 1,200  Dominion Resources, Inc. ..............................           54,150
 2,000  FirstEnergy Corp. .....................................           51,000
 2,800  FPL Group, Inc. .......................................          141,050
 3,300  PG&E Corp. ............................................           85,388
 1,700  Public Service Enterprise Group, Inc. .................           65,663
 3,200  Texas Utilities Co.....................................          119,400
                                                                    ------------
                                                                         574,664
                                                                    ------------
        Utility - Gas, Natural Gas - 0.2%
 4,200  Consolidated Natural Gas Co. ..........................          261,975
                                                                    ------------
        Utility - Telephone - 1.3%
 2,000  Ameritech Corp. .......................................          134,375
 1,500  Bell Atlantic Corp. ...................................          100,969
 3,200  BellSouth Corp. .......................................          144,000
 7,600  GTE Corp...............................................          584,250
 4,600  Lucent Technologies, Inc. .............................          298,425
 2,200  SBC Communications, Inc. ..............................          112,338
                                                                    ------------
                                                                       1,374,357
                                                                    ------------
Total Common Stocks  (Cost $24,005,840)........................       29,218,653
                                                                    ------------

Principal
 Amount  NON-CONVERTIBLE CORPORATE DEBT - 4.0%
--------
         Financial Services - 2.1%
$100,000 Abbey National, PLC, 6.69%, 10/17/05 .................           97,418
 189,000 Associates Corp., 5.75%, 11/1/03 .....................          182,628
 125,000 BankBoston Corp.,   6.38%, 8/11/00 ...................          125,241
 187,000 Bayerische Landesbank, 6.17%, 2/1/06 .................          180,428
  55,000 Ford Motor Credit Co., 6.55%, 9/10/02 ................           54,793
  90,000 Ford Motor Credit Co., 5.80%, 1/12/09 ................           81,899
  80,000 General Electric Capital Corp., 8.85%, 3/1/07 ........           89,100
  85,000 GMAC, 8.625%, 1/18/01 ................................           87,566
 240,000 Inter-American Development Bank, 5.125%, 2/5/04.......          227,861
  50,000 International Bank of Reconstruction
           and Development, 8.875%, 3/1/26 ....................          62,160
  55,000 KFW International Finance, 8.20%, 6/1/06 .............          58,261
 200,000 Pepsi Bottling Holdings, 5.375%, 2/17/04 .............         189,662
 100,000 Progressive Corp., 6.625%, 3/1/29 ....................          86,430
 165,000 Salomon Smith Barney, 6.625%, 11/15/03  ..............          163,542
 230,000 Salomon, Inc.,  7.50%, 2/1/03 ........................          235,103
 150,000 U.S. Bank NA Minnesota, 6.30%, 7/15/08................          139,711
 122,000 Washington Mutual, 7.25%, 8/15/05.....................          121,625
                                                                    ------------
                                                                       2,183,428
                                                                    ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolio II

Schedule of Portfolio Investments September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
  Amount                      Description                                 Value
  ------                      -----------                                 -----

         Industrial - 1.0%
$ 80,000 Computer Science, 6.25%, 3/15/09 .....................     $     75,647
 150,000 Diageo Captial PLC, 6.125%, 8/15/05 ..................          144,401
  70,000 Ford Motor Co., 6.625%, 10/1/28 ......................           62,471
  90,000 IBM Corp., 6.50%, 1/15/28 ............................           82,407
  90,000 Illinois Tool Works, 5.75%, 3/1/09 ...................           82,752
 160,000 Lucent Technologies, Inc. 5.50%, 11/15/08 ............          145,702
  55,000 Markel Capital Trust, 8.71%, 1/1/46 ..................           49,433
 120,000 Mutual Life Insurance, 11.25%, 8/15/24/b .............          155,295
  80,000 Prologis Trust, 6.25%, 4/15/04 .......................           77,004
 210,000 Walt Disney Co., 5.125%, 12/15/03 ....................          199,125
                                                                    ------------
                                                                       1,074,237
                                                                    ------------
         Utility - 0.9%
  50,000 AT&T Corp., 5.625%, 3/15/04...........................           47,984
 225,000 Columbus Southern Power, 6.51%, 2/1/08 ...............          213,216
 245,000 Consolidated Edison, 6.45%, 12/1/07 ..................          236,278
  45,000 Idaho Power Co., 8.00%, 3/15/04 ......................           47,223
 120,000 National Rural Utilities, 5.00%, 10/1/02 .............          115,532
  60,000 Potomac Edison, 8.00%, 6/1/24 ........................           60,739
 290,000 U.S. West Communications, 5.625%, 11/15/08 ...........          257,556
                                                                    ------------
                                                                         978,528
                                                                    ------------
Total Non-Convertible Corporate Debt
(Cost $4,467,366) .............................................        4,236,193
                                                                    ------------

          ASSET-BACKED SECURITIES - 0.1%
 150,000  American Express Master Trust, 5.375%, 7/15/01 ......          148,972
                                                                    ------------
Total Asset-Backed Securities (Cost $147,750) .................          148,972
                                                                    ------------

          FOREIGN DEBT - 0.8%
 150,000  Kingdom of Sweden, 12.00%, 2/1/10 ...................          209,800
  80,000  Korea, (Republic of), 8.875%, 4/15/08 ...............           82,670
 165,000  Manitoba, (Province of), 6.125%, 1/19/04 ............          161,974
  65,000  New Zealand Government, 10.625%, 11/15/05 ...........           77,877
 125,000  New Zealand Government, 8.75%, 12/15/06 .............          139,972
 120,000  Quebec, (Province of), 5.75%, 2/15/09 ...............          109,831
                                                                    ------------
Total Foreign Debt  (Cost $808,892) ...........................          782,124
                                                                    ------------

           U.S. GOVERNMENT AND AGENCIES - 7.3%
2,640,000  FHLB, 5.125%, 4/17/01 ..............................        2,604,525
  200,000  FNMA, 5.75%, 2/15/08 ...............................          188,776
  400,000  FNMA, 6.00%, 4/1/08 ................................          384,748
  800,000  FNMA, 7.00%, 9/1/21 ................................          786,496
1,500,000  FNMA, 6.50%, 4/1/23 ................................        1,439,055
2,200,000  GNMA, 7.50%, 9/1/21 ................................        2,207,550
                                                                    ------------
Total U.S. Government and Agencies
(Cost $7,642,397) .............................................        7,611,150
                                                                    ------------

 Shares/
Principal
  Amount                      Description                                 Value
  ------                      -----------                                 -----


           U.S. TREASURY SECURITIES - 6.3%
1,150,000  U.S. Treasury Bond, 5.50%, 5/15/09 .................     $  1,112,266
1,685,000  U.S. Treasury Bond, 8.125%, 8/15/19 ................        1,994,612
  260,000  U.S. Treasury Bond, 5.25%, 11/15/28 ................          225,388
  410,000  U.S. Treasury Bond, 5.25%, 2/15/29  ................          358,912
  180,000  U.S. Treasury Note, 5.875%, 11/30/01 ...............          180,788
  510,000  U.S. Treasury Note, 6.625%, 3/31/02 ................          520,799
   75,000  U.S. Treasury Note, 6.25%, 8/31/02 .................           75,996
  680,000  U.S. Treasury Note, 5.375%, 6/30/03 ................          670,226
   90,000  U.S. Treasury Note, 7.25%, 8/15/04 .................           95,091
  125,000  U.S. Treasury Note, 5.875%, 11/15/05 ...............          124,219
  530,000  U.S. Treasury Note, 6.875%, 5/15/06 ................          553,188
  240,000  U.S. Treasury Note, 6.50%, 10/15/06 ................          245,438
  490,000  U.S. Treasury Note, 6.125%, 8/15/07 ................          490,611
                                                                    ------------
Total U.S. Treasury Securities  (Cost $7,010,511)..............        6,647,534
                                                                    ------------
           Short Term Instruments - 55.0%
           Mutual Fund - 39.9%
41,773,225 Institutional Cash Management Fund .................       41,773,225
                                                                    ------------
           U.S. Treasury Securities - 15.1%/c
$3,000,000 U.S. Treasury Bill, 4.58%, 10/7/99 .................        2,997,849
 3,000,000 U.S. Treasury Bill, 4.30%, 10/14/99 ................        2,995,233
 3,000,000 U.S. Treasury Bill, 4.49%, 11/12/99 ................        2,984,529
 6,000,000 U.S. Treasury Bill, 4.655%, 11/18/99 ...............        5,964,240
   685,000 U.S. Treasury Bill, 4.55%, 12/2/99/a ...............          679,632
   225,000 U.S. Treasury Bill, 4.75%, 12/2/99/a ...............          223,237
                                                                    ------------
                                                                     15,844,720
                                                                    ------------
Total Short Term Instruments
(Cost $57,615,695) ............................................       57,617,945
                                                                    ------------

Total Investments (Cost $101,698,451)...................  101.4%     106,262,571
Liabilities in Excess of Other Assets ..................   (1.4)%    (1,439,703)
                                                         ------     ------------
Net Assets .............................................  100.0%    $104,822,868
                                                         ======     ============

----------

1/ Non-income producing security
a/ Held as collateral by broker for Futures Contracts b/ Security exempt from registration under Rule 144a of the
   Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
c/ Designated as collateral for futures contracts

The following abbreviations are used in the portfolio description:

FHLB    --  Federal Home Loan Bank
FNMA    --  Federal National Mortgage Association
GNMA    --  Government National Mortgage Association


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolio III

Schedule of Portfolio Investments September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Share                        Description                                 Value
------                       -----------                                 -----

             COMMON STOCKS - 18.7%
             Aerospace - 0.1%
       400   Boeing Co. ..........................................    $ 17,050
       100   Raytheon Co. - Class A ..............................       4,850
                                                                      --------
                                                                        21,900
                                                                      --------
             Airlines - 0.1%
       800   AMR Corp.1 ..........................................      43,600
       400   Delta Air Lines, Inc. ...............................      19,400
                                                                      --------
                                                                        63,000
                                                                      --------
             Auto Related - 0.3%
       498   DaimlerChrysler AG1 .................................      34,635
     1,200   Dana Corp. ..........................................      44,550
       559   Delphi Automotive Systems ...........................       8,979
       800   General Motors Corp. ................................      50,350
                                                                      --------
                                                                       138,514
                                                                      --------
             Banks - 1.1%
     2,715   BankAmerica Corp. ...................................     151,238
     2,800   BankBoston Corp. ....................................     121,450
     2,400   Chase Manhattan Corp. ...............................     180,900
                                                                      --------
                                                                       453,588
                                                                      --------
             Beverages - 0.4%
       800   Coca-Cola Co. .......................................      38,450
       900   Coca-Cola Enterprises, Inc. .........................      20,306
     3,000   PepsiCo, Inc. .......................................      90,750
       400   Seagram Company Ltd. ................................      18,200
                                                                      --------
                                                                       167,706
                                                                      --------
             Chemicals and Toxic Waste - 0.5%
       600   Air Products and Chemicals, Inc. ....................      17,437
     2,000   Du Pont (E.I.) de Nemours & Co. .....................     121,750
     2,200   Monsanto Co. ........................................      78,512
       440   Solutia, Inc. .......................................       7,865
                                                                      --------
                                                                       225,564
                                                                      --------
             Computer Services - 1.0%
     1,600   Cendant Corp.1 ......................................      28,400
     5,400   Cisco Systems, Inc.1 ................................     370,237
     1,000   Seagate Technology, Inc.1 ...........................      30,812
                                                                      --------
                                                                       429,449
                                                                      --------
             Computer Software - 0.9%
       800   BMC Software, Inc.1 .................................      57,250
     1,450   Computer Associates International, Inc. .............      88,812
     1,600   Microsoft Corp.1 ....................................     144,900
     1,800   Oracle Corp.1 .......................................      81,900
                                                                      --------
                                                                       372,862
                                                                      --------
             Diversified - 0.8%
     3,000   AlliedSignal, Inc. ..................................     179,812
       800   SuperValu, Inc. .....................................      17,450
       600   Textron, Inc. .......................................      46,425
     1,800   United Technologies Corp. ...........................     106,762
                                                                      --------
                                                                       350,449
                                                                      --------
             Drugs - 1.3%
     1,200   Lilly (Eli) & Co. ...................................      76,800
     3,000   Merck & Co., Inc. ...................................     194,437
     7,800   Pfizer, Inc. ........................................     280,312
                                                                      --------
                                                                       551,549
                                                                      --------
             Electrical Equipment - 0.8%
     1,400   Emerson Electric Co. ................................      88,462
     2,300   General Electric Co. ................................     272,694
                                                                      --------
                                                                       361,156
                                                                      --------

Share                        Description                                 Value
------                       -----------                                 -----

             Electronics - 1.1%
     1,200   Analog Devices, Inc.1 ...............................    $ 61,500
     2,400   Intel Corp. .........................................     178,350
       600   LSI Logic Corp.1 ....................................      30,900
     1,000   Motorola, Inc. ......................................      88,000
     1,400   Xilinx, Inc.1 .......................................      91,744
                                                                      --------
                                                                       450,494
                                                                      --------
             Entertainment - 0.1%
     1,572   Disney (Walt) Co. ...................................      40,675
                                                                      --------
             Financial Services - 1.0%
     1,800   Associates First Capital Corp. - Class A ............      64,800
     3,000   Citigroup ...........................................     132,000
       900   First Data Corp. ....................................      39,487
     1,800   Freddie Mac .........................................      93,600
     1,405   MBNA Corp. ..........................................      32,063
       600   Merrill Lynch & Co., Inc. ...........................      40,312
       600   T. Rowe Price Associates, Inc. ......................      16,462
                                                                      --------
                                                                       418,724
                                                                      --------
             Foods - 0.4%
     2,200   Bestfoods ...........................................     106,700
       300   Corn Products International, Inc. ...................       9,131
     2,600   Sara Lee Corp. ......................................      60,937
       300   Tricon Global Restaurants, Inc./1 ...................      12,281
                                                                      --------
                                                                       189,049
                                                                      --------
             Healthcare - 0.4%
       600   Abbott Laboratories .................................      22,050
     1,800   Johnson & Johnson ...................................     165,375
                                                                      --------
                                                                       187,425
                                                                      --------
             Hospital Supplies and Healthcare - 0.4%
       900   Baxter International, Inc. ..........................      54,225
     1,000   Becton Dickinson & Co. ..............................      28,062
     1,064   Tyco International Ltd. .............................     109,858
                                                                      --------
                                                                       192,145
                                                                      --------
             Hotel/Motel - 0.2%
     2,000   Marriott International, Inc. ........................      65,375
       250   Sodexho Marriott Services, Inc./1 ...................       4,250
                                                                      --------
                                                                        69,625
                                                                      --------
             Household Products - 0.5%
     1,200   Clorox Co. ..........................................      45,900
     1,600   Procter & Gamble Co. ................................     150,000
                                                                      --------
                                                                       195,900
                                                                      --------
             Insurance - 0.6%
     2,156   American International Group, Inc. ..................     187,437
         1   Berkshire Hathaway, Inc. - Class A/1 ................      55,000
        12   Berkshire Hathaway, Inc. - Class B/1 ................      22,104
                                                                      --------
                                                                       264,541
                                                                      --------
             Metals - 0.1%
       600   Alcan Aluminium Ltd. ................................      18,750
       700   Freeport-McMoRan Copper & Gold, Inc. - Class B ......      10,894
                                                                      --------
                                                                        29,644
                                                                      --------
             Office Equipment and Computers - 0.7%
     1,000   Hewlett-Packard Co. .................................      92,000
     1,200   International Business Machines Corp. ...............     145,650
     1,000   Xerox Corp. .........................................      41,938
                                                                      --------
                                                                       279,588
                                                                      --------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolio III

Schedule of Portfolio Investments September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

    Shares                    Description                                 Value
    ------                    -----------                                 -----
              Oil - Domestic - 0.4%
       200    Atlantic Richfield Co. .............................    $   17,725
       500    Burlington Resources, Inc. .........................        18,375
     1,600    ENSCO International, Inc. ..........................        28,900
       800    Noble Drilling Corp.1 ..............................        17,500
       400    Phillips Petroleum Co. .............................        19,500
     1,400    Unocal Corp. .......................................        51,888
                                                                      ----------
                                                                         153,888
                                                                      ----------
              Oil - International - 1.0%
       397    BP Amoco PLC ADR ...................................        43,993
       400    Chevron Corp. ......................................        35,500
     1,200    Exxon Corp. ........................................        91,125
       400    Mobil Corp. ........................................        40,300
     1,600    Royal Dutch Petroleum Co. ..........................        94,500
     1,800    Texaco, Inc. .......................................       113,625
                                                                      ----------
                                                                         419,043
                                                                      ----------
              Oil Equipment and Services - 0.1%
       800    Apache Corp. .......................................        34,550
       400    Schlumberger Ltd. ..................................        24,925
                                                                      ----------
                                                                          59,475
                                                                      ----------
              Paper and Forest Products - 0.2%
       900    Champion International Corp. .......................        46,238
       900    International Paper Co. ............................        43,256
                                                                      ----------
                                                                          89,494
                                                                      ----------
              Printing and Publishing - 0.2%
     2,200    McGraw-Hill Companies, Inc. ........................       106,425
                                                                      ----------
              Railroads - 0.1%
     1,500    Burlington Northern Santa Fe .......................        41,250
                                                                      ----------
              Retail - 1.1%
     2,377    Dollar General Corp. ...............................        73,390
       800    Federated Department Stores, Inc.1 .................        34,950
       300    Jones Apparel Group, Inc.1 .........................         8,625
     1,800    Lowe's Companies, Inc. .............................        87,750
     1,600    Tiffany & Co. ......................................        95,900
     3,600    Wal-Mart Stores, Inc. ..............................       171,225
                                                                      ----------
                                                                         471,840
                                                                      ----------
              Telecommunications - 1.1%
     2,850    AT&T Corp. .........................................       123,975
     2,600    Comcast Corp. - Class A ............................       103,675
     2,050    Global Crossing Ltd.1 ..............................        54,325
     1,616    MCI WorldCom, Inc.1 ................................       116,177
     1,000    Sprint Corp. .......................................        54,250
       250    Sprint PCS Group1 ..................................        18,641
                                                                      ----------
                                                                         471,043
                                                                      ----------
              Tobacco - 0.2%
     2,700    Philip Morris Companies, Inc. ......................        92,306
                                                                      ----------
              Utility - Electric - 0.4%
       600    American Electric Power Co. ........................        20,475
       400    Dominion Resources, Inc. ...........................        18,050
       700    FirstEnergy Corp. ..................................        17,850
       900    FPL Group, Inc. ....................................        45,338
       800    PG&E Corp. .........................................        20,700
       500    Public Service Enterprise Group, Inc. ..............        19,313
       700    Texas Utilities Co. ................................        26,119
                                                                      ----------
                                                                         167,845
                                                                      ----------
              Utility - Gas, Natural Gas - 0.1%
     1,000    Consolidated Natural Gas Co. .......................        62,375
                                                                      ----------


   Shares                     Description                                Value
   ------                     -----------                                -----

              Utility - Telephone - 1.0%
       600    Ameritech Corp. ....................................    $   40,313
       600    Bell Atlantic Corp. ................................        40,388
     1,200    BellSouth Corp. ....................................        54,000
     2,100    GTE Corp. ..........................................       161,438
     1,600    Lucent Technologies, Inc. ..........................       103,800
       800    SBC Communications, Inc. ...........................        40,850
                                                                      ----------
                                                                         440,789
                                                                      ----------
Total Common Stocks (Cost $6,570,635) ............................     8,029,320
                                                                      ----------
Principal
 Amount    NON-CONVERTIBLE CORPORATE DEBT - 7.3%
---------    Financial Services - 3.8%
$  80,000  Abbey National, PLC, 6.69%, 10/17/05 ..................        77,935
  136,000  Associates Corp., 5.75%, 11/1/03 ......................       131,415
   90,000  BankBoston Corp., 6.38%, 8/11/00 ......................        90,174
  138,000  Bayerische Landesbank, 6.17%, 2/1/06 ..................       133,150
   60,000  Computer Science, 6.25%, 3/15/09 ......................        56,735
  150,000  Ford Motor Credit Co., 6.55%, 9/10/02 .................       149,437
   70,000  Ford Motor Credit Co., 5.80%, 1/12/09 .................        63,699
   60,000  General Electric Capital Corp., 8.85%, 3/1/07 .........        66,825
  180,000  Inter-American Development Bank, 5.125%, 2/5/04 .......       170,896
   35,000  International Bank of Reconstruction and
             Development, 8.875%, 3/1/26 .........................        43,512
  120,000  KFW International Finance, 8.20%, 6/1/06 ..............       127,114
  150,000  Pepsi Bottling Holdings, 5.375%,  2/17/04 .............       142,247
   70,000  Progressive Corp., 6.625%, 3/1/29  ....................        60,501
  120,000  Salomon Smith Barney, 6.625%, 11/15/03  ...............       118,940
  100,000  U.S. Bank NA Minnesota, 6.30%, 7/15/08  ...............        93,141
   88,000  Washington Mutual, 7.25%, 8/15/05 .....................        87,730
                                                                      ----------
                                                                       1,613,451
                                                                      ----------
           Industrial - 1.6%
  120,000  Diageo Captial PLC, 6.125%, 8/15/05 ...................       115,521
   50,000  Ford Motor Co., 6.625%, 10/1/28 .......................        44,622
   60,000  IBM Corp., 6.50%, 1/15/28..............................        54,938
   70,000  Illinois Tool Works, 5.75%, 3/1/09 ....................        64,363
   50,000  Lucent Technologies, Inc., 5.50%, 11/15/08 ............        45,532
   40,000  Markel Capital Trust, 8.71%, 1/1/46 ...................        35,951
   90,000  Mutual Life Insurance, 11.25%, 8/15/24/b ..............       116,471
   50,000  Prologis Trust, 6.25%, 4/15/04 ........................        48,127
  170,000  Walt Disney Co., 5.125%, 12/15/03 .....................       161,197
                                                                      ----------
                                                                         686,722
                                                                      ----------
           Utility - 1.9%
   40,000  AT&T Corp., 5.625%, 3/15/'04 ..........................        38,388
  165,000  Columbus Southern Power, 6.51%, 2/1/08 ................       156,358
  180,000  Consolidated Edison, 6.45%, 12/1/07 ...................       173,592
   50,000  Idaho Power Co., 8.00%, 3/15/04 .......................        52,470
  100,000  National Rural Utilities, 5.00%, 10/1/02 ..............        96,277
   75,000  Potomac Edison, 8.00%, 6/1/24 .........................        75,924
  230,000  U.S. West Communications, 5.625%, 11/15/08 ............       204,269
                                                                      ----------
                                                                         797,278
                                                                      ----------
Total Non-Convertible Corporate Debt
(Cost $3,266,115).................................................     3,097,451
                                                                      ----------

                       See Notes to Financila Statements.

--------------------------------------------------------------------------------
Asset Management Portfolio II

Schedule of Portfolio Investments September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Principal
  Amount                      Description                               Value
  ------                      -----------                               -----

            ASSET - BACKED SECURITIES - 0.3%
 $ 110,000  American Express Master Trust, 5.375%,
            7/15/01 ..............................................  $    109,246
                                                                    ------------
Total Asset-Backed Securities (Cost $108,350).....................       109,246
                                                                    ------------

            FOREIGN DEBT - 1.1%
   100,000  Kingdom of Sweden, 12.00%, 2/1/10 ....................       139,867
    60,000  Korea, (Republic of), 8.875%, 4/15/08 ................        62,002
   110,000  Manitoba, (Province of), 6.125%, 1/19/04 .............       107,983
    80,000  New Zealand Government, 10.625%, 11/15/05 ............        95,848
    90,000  Quebec, (Province of), 5.75%, 2/15/09 ................        82,373
                                                                    ------------
Total Foreign Debt (Cost $510,518) ...............................       488,073
                                                                    ------------

            U.S. GOVERNMENT AND AGENCIES - 11.8%
 1,610,000  FHLB, 5.125%, 4/17/01 ................................     1,588,366
   150,000  FNMA, 5.75%, 2/15/08 .................................       141,582
   400,000  FNMA, 6.00%, 4/1/08 ..................................       384,748
   600,000  FNMA, 7.00%, 9/1/21 ..................................       589,872
   400,000  FNMA, 7.50%, 9/1/21 ..................................       401,373
 1,300,000  FNMA, 6.50%, 4/1/23 ..................................     1,247,181
   700,000  GNMA, 7.50%, 9/1/21 ..................................       702,402
                                                                    ------------
Total U.S. Government and Agencies
(Cost $5,076,078) ................................................     5,055,524
                                                                    ------------

            U.S. TREASURY SECURITIES - 12.8%
 1,050,000  U.S. Treasury Bond, 8.125%, 8/15/19 ..................     1,242,934
   165,000  U.S. Treasury Bond, 5.25%, 11/15/28 ..................       143,035
   470,000  U.S. Treasury Bond, 5.25%, 2/15/29 ...................       411,435
   170,000  U.S. Treasury Note, 5.875%, 11/30/01 .................       170,744
   420,000  U.S. Treasury Note, 6.625%, 3/31/02 ..................       428,893
    50,000  U.S. Treasury Note, 6.25%, 8/31/02 ...................        50,664
   480,000  U.S. Treasury Note, 5.375%, 6/30/03 ..................       473,101
 1,180,000  U.S. Treasury Note, 5.25%, 5/15/04 ...................     1,153,450
    50,000  U.S. Treasury Note, 7.25%, 8/15/04 ...................        52,816
    55,000  U.S. Treasury Note, 5.875%, 11/15/05 .................        54,656
   660,000  U.S. Treasury Note, 6.875%, 5/15/06 ..................       688,875
   170,000  U.S. Treasury Note, 6.50%, 10/15/06 ..................       173,852
   470,000  U.S. Treasury Note, 5.50%, 5/15/09 ...................       454,578
                                                                    ------------
Total U.S. Treasury Securities (Cost $5,721,348)..................     5,499,033
                                                                    ------------

Principal
  Amount                      Description                               Value
  ------                      -----------                               -----

            Short Term Instruments - 52.2%
            Mutual Fund - 16.1%
 6,880,188  Institutional Cash Management Fund, ..................     6,880,188
                                                                    ------------
            U.S. Treasury Securities - 36.1%/c
$3,000,000  U.S. Treasury Bill, 4.58%, 10/7/99 ...................  $  2,997,849
 3,000,000  U.S. Treasury Bill, 4.05%, 10/14/99 ..................     2,995,233
 3,000,000  U.S. Treasury Bill, 4.39%, 11/12/99 ..................     2,984,529
 6,000,000  U.S. Treasury Bill, 4.655%, 11/18/99 .................     5,964,240
   275,000  U.S. Treasury Bill, 4.73%, 12/2/99/a .................       272,845
   235,000  U.S. Treasury Bill, 4.75%, 12/2/99/a .................       233,159
                                                                    ------------
                                                                      15,447,855
                                                                    ------------
Total Short Term Instruments
(Cost $22,327,407) ..............................................    22,328,043
                                                                   ------------
Total Investments (Cost $43,580,451) ..................... 104.2%    44,606,690
Liabilities in Excess of Other Assets ....................  (4.2)%   (1,778,331)
                                                           -----   ------------
Net Assets ............................................... 100.0%   $42,828,359
                                                           =====   ============

----------
1 Non-income producing security
a Held as collateral by broker for Futures Contracts b Security exempt from registration under Rule 144a of the Securities Act of
  1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
c Designated as collateral for futures contracts

The following abbreviations are used in the portfolio description:

FHLB    --  Federal Home Loan Bank
FNMA    --  Federal National Mortgage Association
GNMA    --  Government National Mortgage Association


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolios

Statements of Assets and Liabilities September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                                       Asset            Asset             Asset
                                                                                     Management      Management II    Management III
                                                                                    ------------    --------------    --------------
Assets
   Investments, at Value/1 ...................................................      $717,030,307      $106,262,571       $44,606,690
   Cash/2 ....................................................................        15,978,587         3,240,968         1,450,277
   Variation Margin Receivable (Domestic) ....................................           530,823                --                --
   Interest Receivable .......................................................           856,710           249,469           211,406
   Dividends Receivable ......................................................           666,690           202,842            40,257
                                                                                    ------------      ------------      ------------
Total Assets .................................................................       735,063,117       109,955,850        46,308,630
                                                                                    ------------      ------------      ------------
Liabilities
   Due to Bankers Trust ......................................................           351,753            45,405            18,818
   Payable for Securities Purchased ..........................................        19,435,160         4,819,316         3,326,487
   Accrued Expenses and Other ................................................            29,589            68,864            25,343
   Depreciation on Forward Currency Exchange Contracts .......................            20,310             2,347             1,250
   Variation Margin Payable (Domestic) .......................................                --            57,163            34,825
   Variation Margin Payable (Foreign) ........................................         1,234,789           139,887            73,548
                                                                                    ------------      ------------      ------------
Total Liabilities ............................................................        21,071,601         5,132,982         3,480,271
                                                                                    ------------      ------------      ------------
Net Assets ...................................................................      $713,991,516      $104,822,868      $ 42,828,359
                                                                                    ============      ============      ============
Composition of Net Assets
   Paid-in Capital ...........................................................      $651,792,877      $100,051,061      $ 41,660,837
   Net Unrealized Appreciation on Investments, Foreign Currency,
     Forward Foreign Currency Contracts and Futures Contracts ................        62,198,639         4,771,807         1,167,522
                                                                                    ------------      ------------      ------------
Net Assets ...................................................................     $713,991,516       $104,822,868      $ 42,828,359
                                                                                    ============      ============      ============


---------
1 Cost of $652,825,074, $101,698,451, and $43,580,451, respectively.
2 Includes foreign cash of $15,978,587, $3,240,968, and $1,450,277, with a cost of $15,296,430, $3,103,403, and $1,437,006, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolios

Statements of Operations For the six months ended September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                                 Asset               Asset              Asset
                                                                               Management         Management II     Management III
                                                                              ------------        -------------     ---------------
Investment Income
   Dividends/1 .........................................................       $  3,894,733        $    716,746        $    288,098
   Interest ............................................................          7,313,467             817,888             686,130
                                                                               ------------        ------------        ------------
   Total Investment Income .............................................         11,208,200           1,534,634             974,228
                                                                               ------------        ------------        ------------
Expenses
   Advisory Fees .......................................................          2,344,101             272,464             150,167
   Administration and Services Fees ....................................            360,631              41,918              23,103
   Professional Fees ...................................................             20,518              18,851              12,810
   Trustees Fees .......................................................              1,957               2,357               1,931
   Miscellaneous .......................................................              1,052               1,052                 824
                                                                               ------------        ------------        ------------
   Total Expenses ......................................................          2,728,259             336,642             188,835
   Less Fees Waived/Expenses Reimbursed
    by Bankers Trust ...................................................           (564,473)            (85,136)            (50,218)
                                                                               ------------        ------------        ------------
      Net Expenses .....................................................          2,163,786             251,506             138,617
                                                                               ------------        ------------        ------------
Net Investment Income ..................................................          9,044,414           1,283,128             835,611
                                                                               ------------        ------------        ------------
Realized and Unrealized Gain (Loss) on Investments,
  Foreign Currency Transactions, Forward Foreign Currency
  Contracts and Futures Contracts
   Net Realized Loss from:
      Investments, Foreign Currency and Forward Foreign
        Currency Transactions ..........................................         (3,574,625)           (610,882)           (420,414)
      Futures Transactions .............................................         (4,813,623)           (346,280)           (378,641)
   Net Change in Unrealized Appreciation/Depreciation on:
      Investments, Foreign Currency, Forward Foreign
      Currency Contracts and Futures Contracts .........................          3,702,470             327,884              43,629
                                                                               ------------        ------------        ------------
Net Realized and Unrealized Loss on Investments, Foreign
   Currency, Forward Foreign Currency Contracts
   and Future Contracts ................................................         (4,685,778)           (629,278)           (755,426)
                                                                               ------------        ------------        ------------
Net Increase in Net Assets from Operations .............................       $  4,358,636             653,850        $     80,185
                                                                               ============        ============        ============


------------
1 Net of foreign withholding tax of $38,244, $2,753 and $752, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolios

Statements of Changes in Net Assets
--------------------------------------------------------------------------------



                                                                                                   Asset Management
                                                                                     --------------------------------------------
                                                                                     For the six months ended   For the year ended
                                                                                        September 30, 19991       March 31, 1999
                                                                                        -------------------       --------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ...........................................................       $   9,044,414           $  19,717,061
   Net Realized Gain (Loss) from Investments, Foreign Currency,
     Forward Foreign Currency and Futures Transactions .............................          (8,388,248)             30,887,338
   Net Change in Unrealized Appreciation/Depreciation on
   Investments, Foreign Currency, Forward Foreign Currency Contracts
     and Futures Contracts .........................................................           3,702,470              29,150,269
                                                                                           -------------           -------------
Net Increase in Net Assets from Operations .........................................           4,358,636              79,754,668
                                                                                           -------------           -------------
Capital Transactions
   Proceeds from Capital Invested ..................................................         127,467,369             419,617,422
   Value of Capital Withdrawn ......................................................        (121,961,986)           (444,617,015)
                                                                                           -------------           -------------
Net Increase (Decrease) in Net Assets from Capital Transactions ....................           5,505,383             (24,999,593)
                                                                                           -------------           -------------
Total Increase in Net Assets .......................................................           9,864,019              54,755,075
Net Assets
Beginning of Period ................................................................         704,127,497             649,372,422
                                                                                           -------------           -------------
End of Period ......................................................................       $ 713,991,516           $ 704,127,497
                                                                                           =============           =============


                                                                                                   Asset Management II
                                                                                       --------------------------------------------
                                                                                       For the six months ended   For the year ended
                                                                                          September 30, 19991       March 31, 1999
                                                                                       ------------------------  ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ...........................................................      $   1,283,128           $   2,753,269
   Net Realized Gain (Loss) from Investments, Foreign Currency,
     Forward Foreign Currency and Futures Transactions .............................           (957,162)              3,365,055
     Net Change in Unrealized Appreciation/Depreciation on
       Investments, Foreign Currency, Forward Foreign Currency
       Contracts and Futures Contracts .............................................            327,884               2,598,490
                                                                                          -------------           -------------
Net Increase in Net Assets from Operations .........................................            653,850               8,716,814
                                                                                          -------------           -------------
Capital Transactions
   Proceeds from Capital Invested ..................................................         45,787,022              75,687,875
   Value of Capital Withdrawn ......................................................        (19,356,664)           (101,737,559)
                                                                                          -------------           -------------
Net Increase (Decrease) in Net Assets from Capital Transactions ....................         26,430,358             (26,049,684)
                                                                                          -------------           -------------
Total Increase (Decrease) in Net Assets ............................................         27,084,208             (17,332,870)
Net Assets
Beginning of Period ................................................................         77,738,660              95,071,530
                                                                                          -------------           -------------
End of Period ......................................................................      $ 104,822,868           $  77,738,660
                                                                                          =============           =============

                                                                                                     Asset Management III
                                                                                      ----------------------------------------------
                                                                                      For the six months ended    For the year ended
                                                                                         September 30, 19991       March 31, 1999
                                                                                      ------------------------    ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ...........................................................       $    835,611            $  2,263,408
   Net Realized Gain (Loss) from Investments, Foreign Currency,
     Forward Foreign Currency and Futures Transactions .............................           (799,055)              1,786,567
   Net Change in Unrealized Appreciation/Depreciation on Investments,
     Foreign Currency, Forward Foreign Currency Contracts and Futures Contracts ....             43,629                 551,176
                                                                                           ------------            ------------
Net Increase in Net Assets from Operations .........................................             80,185               4,601,151
                                                                                           ------------            ------------
Capital Transactions
   Proceeds from Capital Invested ..................................................         21,145,414              63,588,410
   Value of Capital Withdrawn ......................................................        (22,895,279)            (73,090,682)
                                                                                           ------------            ------------
Net Decrease in Net Assets from Capital Transactions ...............................         (1,749,865)             (9,502,272)
                                                                                           ------------            ------------
Total Decrease in Net Assets .......................................................         (1,669,680)             (4,901,121)
Net Assets
Beginning of Period ................................................................         44,498,039              49,399,160
                                                                                           ------------            ------------
End of Period ......................................................................       $  2,828,359            $ 44,498,039
                                                                                           ============            ============

---------
1/Unaudited.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolios

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Asset Management Portfolios.



                                                                                     Asset Management Portfolio
                                                      For the six   -------------------------------------------------------------
                                                      months ended                  For the years ended March 31,
                                                      September 30, -------------------------------------------------------------
                                                          1999/1       1999        1998            1997       1996       1995
                                                       -----------  ----------- ------------    -----------  ---------  ---------
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ...      $ 713,992        $ 704,127   $ 649,372      $ 348,539    $240,142  $ 96,529
   Ratios to Average Net Assets:
      Net Investment Income ...................           2.49%/2          2.91%       2.97%          3.12%       3.99%     3.78%
      Expenses ................................           0.60%/2          0.60%       0.60%          0.60%       0.60%     0.60%
      Decrease Reflected in Above Expense
        Ratio Due to Fees Waived/Expenses
        Reimbursed by Bankers Trust ...........           0.16%/2          0.16%       0.16%          0.16%       0.17%     0.19%
   Portfolio Turnover Rate ....................             32%             109%        199%           137%        154%       92%






                                                                                    Asset Management Portfolio II
                                                      For the six   -------------------------------------------------------------
                                                      months ended                  For the years ended March 31,
                                                      September 30, -------------------------------------------------------------
                                                          1999/1       1999        1998            1997       1996       1995
                                                       -----------  ----------- ------------   -----------  ---------  ---------
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) .......  $ 104,823        $ 77,739    $ 95,072       $ 61,776    $ 51,400
                                                                                                                       $ 25,604
   Ratios to Average Net Assets:
      Net Investment Income .......................       3.03%/2         3.15%       3.71%          3.87%       4.55%     4.41%
      Expenses ....................................       0.60%/2         0.60%       0.60%          0.60%       0.60%     0.60%
      Decrease Reflected in Above Expense
        Ratio Due to Fees Waived/Expenses
        Reimbursed by Bankers Trust ...............       0.20%/2         0.21%       0.18%          0.20%       0.20%     0.27%
   Portfolio Turnover Rate ........................         67%            202%        275%           209%        208%      105%




                                                                                 Asset Management Portfolio III
                                                      For the six   -------------------------------------------------------------
                                                      months ended                 For the years ended March 31,
                                                      September 30, -------------------------------------------------------------
                                                          1999/1       1999        1998          1997        1996         1995
                                                       -----------  ----------- ------------  -----------  ---------    ---------
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ........  $ 42,828         $ 44,498    $ 49,399    $ 32,542      $ 28,869
                                                                                                                        $ 21,202
   Ratios to Average Net Assets:
      Net Investment Income ........................      3.62%/2          3.97%       4.45%       4.64%         5.04%      4.87%
      Expenses .....................................      0.60%/2          0.60%       0.60%       0.60%         0.60%      0.60%
      Decrease Reflected in Above Expense
        Ratio Due to Fees Waived/Expenses
        Reimbursed by Bankers Trust ................      0.22%/2          0.23%       0.21%       0.23%         0.22%      0.30%
   Portfolio Turnover Rate .........................       108%             344%        389%        307%          221%       111%

--------
1 Unaudited.
2 Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolios

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
The Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III (each a "Portfolio," and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 ("the Act"), as amended, as open-end management investment companies. The Portfolios were organized and began operations as follows:

                                Organization                     Began
Portfolio                           Date                       Operations
---------                     -----------------           ------------------
Asset Management                   June 9, 1992           September 16, 1993
Asset Management II            October 28, 1992             October 14, 1993
Asset Management III           October 28, 1992             October 15, 1993

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolios.

B. Security Valuation
The Portfolios' investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolios are allocated pro rata among the investors in the Portfolios at the time of such determination.

D. TBA Purchase Commitments
The Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

E. Foreign Currency Transactions
The books and records of the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. Forward Foreign Currency Contracts
Each Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Operations may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. Option Contracts
Each Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. Futures Contracts
Each Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. Each Portfolio is required to make initial margin deposits either in cash or securities in an amount equal to a certain percentage of the contract amount.

--------------------------------------------------------------------------------
Asset Management Portfolios

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts do involve certain risks. These risks could include a lack of correlation between the futures contract and the corresponding securities market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a futures contract had not been entered into.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. Federal Income Taxes
Each Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

J. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- Fees and Transactions with Affiliates
The Portfolios have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of .10% of the Portfolios' average daily net assets.

The Portfolios have entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolios pay Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .65% of each Portfolios' average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses to
 .60% of the average daily net assets of each Portfolio.

The Trust may invest in the Institutional Cash Management Fund ("the Fund"), an open-end management investment company managed by Bankers Trust Company ("the Company"). The Fund is offered as a cash management option to the Trust and other accounts managed by the Company. At September 30, 1999, the Asset Management, Asset Management II, and Asset Management III Portfolios had dividend income receivable from the Fund in the amounts of $274,055, $163,473, and $31,273, respectively. Additionally, distributions from the Fund to the Portfolio as of September 30, 1999 are included in dividend income and summarized as follows:

          $  1,430,931               Asset Management
          $    502,026               Asset Management II
          $    227,634               Asset Management III

The following summarizes the purchase and sales of the Institutional Cash Management Fund for each respective portfolio during the past period.

                            Purchases        Sales
                            --------         ----
   Asset Management        $60,965,759   $57,100,734
   Asset Management II      40,598,974    14,785,819
   Asset Management III     14,222,648    19,180,732

At September 30, 1999 the Portfolios were participants with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding under the credit facility for the six months ended September 30, 1999.

Bankers Trust was a wholly owned subsidiary of Bankers Trust Corporation ("BT Corp."). On June 4, 1999, BT Corp. was acquired by Deutsche Bank AG ("Deutsche Bank"). As a result of the transaction, Bankers Trust became an indirect wholly-owned subsidiary of Deutsche Bank.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended September 30, 1999, were as follows:

Portfolio                      Purchases           Sales
Asset Management ..........  $152,283,874     $129,202,015
Asset Management II .......    34,336,695       33,135,420
Asset Management III ......    24,743,623       23,926,584

For federal income tax purposes, the tax basis of investments held at September 30, 1999, were as follows:

Portfolio                                Cost-Tax Basis
Asset Management ......................   $652,825,074
Asset Management II ...................    101,698,451
Asset Management III ..................     43,580,451

The aggregate gross unrealized appreciation and depreciation for all investments as of September 30, 1999, were as follows:

Portfolio                   Appreciation     Depreciation
Asset Management ..........  $80,415,426      $16,210,193
Asset Management II .......    6,997,286        2,433,166
Asset Management III ......    1,926,324          900,085

--------------------------------------------------------------------------------
Asset  Management  Portfolios

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 4--Futures Contracts

A summary of obligations under these financial instruments at September 30, 1999 is as follows:

                           Asset Management Portfolio
                           --------------------------

                                                                                                   Unrealized
                                                                                                  Appreciation/
Type of Futures                   Expiration      Contracts     Position       Market Value      (Depreciation)
-----------------------       ----------------    ---------     --------       -------------      --------------
S&P 500                       December 31, 1999          20       Long             6,491,000              386,000
U.S. Treasury Note Futures    December 31, 1999         907       Long            99,883,375             (378,789)
Milan Stock Exchange          December 31, 1999          87       Long            15,736,612             (387,388)
Dax Index                     December 31, 1999         232       Long            31,851,602           (1,961,713)
Australian Ordinary           December 31, 1999         255       Long            11,990,557             (133,663)
-----------------------                            --------                     ------------       --------------
Total                                                 1,501                     $165,953,146       $   (2,475,553)
-----                                              ========                     ============       ==============

                          Asset Management II Portfolio
                          -----------------------------

                                                                                                   Unrealized
                                                                                                  Appreciation/
Type of Futures                   Expiration      Contracts     Position       Market Value      (Depreciation)
-----------------------       ----------------    ---------     --------       -------------     --------------
S&P 500                       December 31, 1999          18      Short          $ (5,841,900)      $    347,400
U.S. Treasury Note Futures    December 31, 1999          52       Long             5,726,500             22,478
Milan Stock Exchange          December 31, 1999          10       Long             1,808,806            (44,527)
Dax Index                     December 31, 1999          26       Long             3,569,576           (219,847)
Australian Ordinary           December 31, 1999          29       Long             1,363,632            (15,201)
-----------------------                            --------                     ------------       ------------
Total                                                   135                     $  6,626,614       $     90,303
-----                                              ========                     ============       ============


                         Asset Management III Portfolio
                         ------------------------------

                                                                                                   Unrealized
                                                                                                  Appreciation/
Type of Futures                   Expiration      Contracts     Position       Market Value      (Depreciation)
-----------------------       ----------------    ---------     --------     --------------     --------------
S&P 500                       December 31, 1999          11      Short          $ (3,570,050)      $    212,300
U.S. Treasury Note Futures    December 31, 1999          32       Long             3,524,000             13,742
Milan Stock Exchange          December 31, 1999           5       Long               904,403            (22,260)
Dax Index                     December 31, 1999          14       Long             1,922,079           (118,383)
Australian Ordinary           December 31, 1999          16       Long               752,349             (8,387)
-----------------------                            --------                     ------------       ------------
Total                                                    78                     $  3,532,781       $     77,012
-----                                              ========                     ============       ============

At September 30, 1999, the Portfolios have segregated sufficient securities to cover margin requirements on open futures contracts.

--------------------------------------------------------------------------------
Asset Management Portfolios

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 5--Open Forward Foreign Currency Contracts
A summary of obligations under these financial instruments at September 30, 1999 is as follows:

                           Asset Management Portfolio
                           --------------------------

                                                                                                Net Unrealized
Contracts to Deliver                 In Exchange For            Settlement Date   Value (US$)  Depreciation (US$)
----------------------------------------------------------------------------------------------------------------
Purchases
----------------------------------------------------------------------------------------------------------------
Euro Dollar 26,038,000               U.S. Dollars  $27,847,641   10/07/1999       27,867,951      $(20,310)
----------------------------------------------------------------------------------------------------------------
                                                              Total Net Unrealized Depreciation   $(20,310)
----------------------------------------------------------------------------------------------------------------


                         Asset Management II Portfolio
                         -----------------------------

                                                                                                Net Unrealized
Contracts to Deliver                 In Exchange For            Settlement Date   Value (US$)  Depreciation (US$)
----------------------------------------------------------------------------------------------------------------
Purchases
----------------------------------------------------------------------------------------------------------------
Euro Dollar 2,934,000                U.S. Dollars   $3,137,913    10/07/1999       3,140,260      $ (2,347)
----------------------------------------------------------------------------------------------------------------
                                                              Total Net Unrealized Depreciation   $ (2,347)
----------------------------------------------------------------------------------------------------------------


                         Asset Management III Portfolio
                         ------------------------------

                                                                                                Net Unrealized
Contracts to Deliver                 In Exchange For            Settlement Date   Value (US$)  Depreciation (US$)
----------------------------------------------------------------------------------------------------------------
Purchases
----------------------------------------------------------------------------------------------------------------
Euro Dollar 1,603,000                U.S. Dollars   $1,714,409    10/07/1999       1,715,659      $ (1,250)
----------------------------------------------------------------------------------------------------------------
                                                              Total Net Unrealized Depreciation   $ (1,250)
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Lifecycle Long Range Fund

Proxy Results (unaudited)
--------------------------------------------------------------------------------

For the year ended September 30, 1999, the Bankers Trust Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:



1.  To elect the Bankers Trust Funds Board of Trustees.

                                  Shares             Shares Voted
                                   Voted               Withheld
                                    For                Authority
                                 --------            ------------
    Messr Biggar                 8,941,690                315
    Messr Dill                   8,941,690                315
    Messr Hale                   8,941,690                315
    Messr Langton                8,941,690                315
    Messr Saunders               8,941,690                315
    Messr Van Benschoten         8,941,690                315
    Dr. Gruber                   8,941,690                315
    Dr. Herring                  8,941,690                315


2. To approve the New Investment Advisory Agreement with Bankers Trust Company.

                                    For                 Against         Abstain
                                 ---------              -------        --------
                                 8,940,674                218            1,113


3. To approve the New Investment Advisory Agreement with Morgan Grenfell, Inc.

                                    For                 Against         Abstain
                                 ---------              -------        --------
                                 8,940,447                218            1,340


4. To approve the New Investment Sub-advisory Agreement with Bankers Trust Company.

                                    For                 Against         Abstain
                                 ---------              -------         --------
                                 8,940,447                445            1,113


5. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.

                                    For                 Against         Abstain
                                 ---------              -------         --------
                                 8,941,149                226             630

--------------------------------------------------------------------------------
Investment Lifecycle Mid Range Fund

Proxy Results (unaudited)
--------------------------------------------------------------------------------

For the year ended September 30, 1999, the Bankers Trust Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:


1.  To elect the Bankers Trust Funds Board of Trustees.

                                     Shares             Shares Voted
                                      Voted               Withheld
                                       For                Authority
                                    --------            ------------
    Messr Biggar                    4,344,757                --
    Messr Dill                      4,344,757                --
    Messr Hale                      4,344,757                --
    Messr Langton                   4,344,757                --
    Messr Saunders                  4,344,757                --
    Messr Van Benschoten            4,344,757                --
    Dr. Gruber                      4,344,757                --
    Dr. Herring                     4,344,757                --


2. To approve the New Investment Advisory Agreement with Bankers Trust Company.

                                       For                 Against      Abstain
                                    --------               -------      --------
                                    4,344,757                --            --


3. To approve the New Investment Advisory Agreement with Morgan Grenfell, Inc.

                                       For                 Against      Abstain
                                    --------               -------      --------
                                    4,344,757                --            --


4. To approve the New Investment Sub-advisory Agreement with Bankers Trust Company.
                                       For                 Against      Abstain
                                    --------               -------      --------
                                    4,344,757                --            --


5. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.

                                       For                 Against      Abstain
                                    --------               -------      --------
                                    4,344,757                --            --

--------------------------------------------------------------------------------
Investment Lifecycle Short Range Fund

Proxy Results (unaudited)
--------------------------------------------------------------------------------

For the year ended September 30, 1999, the Bankers Trust Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:


1.  To elect the Bankers Trust Funds Board of Trustees.

                                     Shares             Shares Voted
                                      Voted               Withheld
                                       For                Authority
                                    --------            ------------
    Messr Biggar                    2,566,462               6,444
    Messr Dill                      2,566,462               6,444
    Messr Hale                      2,566,462               6,444
    Messr Langton                   2,566,462               6,444
    Messr Saunders                  2,566,462               6,444
    Messr Van Benschoten            2,566,462               6,444
    Dr. Gruber                      2,566,462               6,444
    Dr. Herring                     2,566,462               6,444


2. To approve the New Investment Advisory Agreement with Bankers Trust Company.

                                       For                 Against       Abstain
                                    --------               -------       -------
                                    2,557,501               9,070         6,335


3. To approve the New Investment Advisory Agreement with Morgan Grenfell, Inc.
                                       For                 Against       Abstain
                                    --------               -------       -------
                                    2,550,611               9,070        13,225


4. To approve the New Investment Sub-advisory Agreement with Bankers Trust Company.
                                       For                 Against       Abstain
                                    --------               -------       -------
                                    2,549,451               9,070        14,385


5. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.

                                       For                 Against       Abstain
                                    --------               -------       -------
                                    2,564,238                533          8,135

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






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



[GRAPHIC OMITTED] Bankers Trust
                  Architects ov Value




For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                               BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.



Lifecycle Long Range Fund                    Long Range CUSIP #055922843

Lifecycle Mid Range Fund                     Mid Range CUSIP #055922835

Lifecycle Short Range Fund                   Short Range CUSIP #055922827

BT Investment Funds                          COMBLIFESA (9/99)

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101